SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.   39   (File No. 2-86637)                    [X]
                             ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   40       (File No. 811-3848)                              [X]
              --------


AXP HIGH YIELD INCOME SERIES, INC.
200 AXP Financial Center
Minneapolis, Minnesota  55474

Leslie L. Ogg - 901 Marquette Ave. So., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check  appropriate box)
     [ ] immediately  upon filing  pursuant to paragraph  (b)
     [X] on July 30, 2004 pursuant to  paragraph  (b)
     [ ] 60 days after  filing,  pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to  paragraph  (a)(1)
     [ ] 75 days after filing pursuant to paragraph  (a)(2)
     [ ] on (date)  pursuant to paragraph  (a)(2) of rule 485

If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AXP High Yield Bond Fund, a series of the Registrant, has adopted a master/feeder operating structure. This Post-Effective Amendment includes a signature page for Income Trust, the master fund.

AXP(R)
   High Yield
           Bond
             Fund

AXP High Yield Bond Fund seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth.

Prospectus


July 30, 2004


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank  or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                  (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            4p

Past Performance                           5p

Fees and Expenses                          7p

Investment Manager                         8p


Other Securities and
   Investment Strategies                   9p


Buying and Selling Shares                 10p

Valuing Fund Shares                       10p


Investment Options                        11p


Purchasing Shares                         12p


Transactions Through Third Parties        14p

Sales Charges                             15p

Exchanging/Selling Shares                 18p

Distributions and Taxes                   21p


Master/Feeder Structure                   22p

Financial Highlights                      23p

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The Fund

GOAL

AXP High Yield Bond Fund (the Fund) seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth. Because any investment involves risk, achieving these goals cannot be guaranteed.

The Fund seeks to achieve its goals by investing all of its assets in a master portfolio rather than by directly investing in and managing its own portfolio of securities. The master portfolio has the same goal and investment policies as the Fund.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o Reviewing interest rate and economic forecasts.

o Reviewing credit characteristics.

o Identifying securities and /or companies that:

   o have medium and low quality ratings,

   o have similar qualities to securities or companies with medium or low quality ratings, in AEFC's opinion, even though they are not rated or have been given a different rating by a rating agency,

   o have growth potential,

   o have the potential to increase in value as their credit ratings improve.

o Buying securities that are expected to outperform other securities.

o Aggressively managing the Fund to earn a high total return.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   o The interest rate or economic outlook changes.

   o A sector or industry is experiencing change.

   o A security's rating is changed.

   o The security is overvalued relative to alternative investments.

   o The company does not meet AEFC's performance expectations.

   o AEFC wishes to lock in profits.

   o AEFC identifies a more attractive opportunity.

   o The issuer or the security continues to meet the other standards described above.

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


Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Credit Risk

   Market Risk

   Interest Rate Risk

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


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

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and

o  how the Fund's average annual total returns compare to recognized indexes.


How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.

(bar chart)
                               CLASS A PERFORMANCE
                            (based on calendar years)
 30%

 25%                                                                   +25.81%

 20%      +21.76%

 15%
                  +14.28%
 10%                     +13.00%
                                       +7.06%
  5%
                                                      +4.80%
  0%
                                -4.78%
 -5%
     -7.80%                                                  -7.04%
-10%                                          -10.31%

-15%

     1994  1995   1996   1997   1998   1999    2000    2001   2002    2003

During the period shown in the bar chart, the highest return for a calendar quarter was +9.41% (quarter ending June 2003) and the lowest return for a calendar quarter was -9.76% (quarter ending September 1998).

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.

The Fund's Class A year to date return as of June 30, 2004 was +1.77%.


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


Average Annual Total Returns (as of Dec. 31, 2003)
                                                                                               Since          Since
                                                           1 year     5 years  10 years   inception (B&Y) inception (C)
High Yield Bond:
   Class A
     Return before taxes                                   +19.84%    +2.31%    +4.46%          N/A            N/A
     Return after taxes on distributions                   +16.86%    -1.49%    +0.62%          N/A            N/A
     Return after taxes on distributions
     and sale of fund shares                               +12.74%    -0.44%    +1.36%          N/A            N/A
   Class B
     Return before taxes                                   +20.86%    +2.39%      N/A        +5.18%(a)         N/A
   Class C
     Return before taxes                                   +24.99%      N/A       N/A           N/A         +2.91%(c)
   Class Y
     Return before taxes                                   +26.00%    +3.45%      N/A        +6.12%(a)         N/A
JP Morgan Global High Yield Index
(reflects no deduction for fees, expenses or taxes)        +27.50%    +5.99%    +7.27%       +7.84%(b)      +8.01%(d)
Lipper High Yield Funds Index                              +26.36%    +2.92%    +5.25%       +5.90%(b)      +3.38%(d)


(a) Inception date was March 20, 1995.

(b) Measurement period started April 1, 1995.

(c) Inception date was June 26, 2000.

(d) Measurement period started July 1, 2000.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund

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6p   --   AXP HIGH YIELD BOND FUND   --   2004 PROSPECTUS
shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

For purposes of this calculation we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class C shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The securities used to create the index may not be representative of the bonds held in the Fund.


The Lipper High Yield Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)
                                                                    Class A    Class B    Class C    Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                  4.75%      none       none       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none(b)     5%        1%(c)      none


Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees                                0.57%    0.57%   0.57%    0.57%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(e)                              0.22%    0.23%   0.23%    0.31%
Total                                          1.04%    1.80%   1.80%    0.88%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) Both in this table and the following example, fund operating expenses include expenses charged by both the Fund and its Master Portfolio as described under "Investment Manager."

(e) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.


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

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


                                             1 year      3 years    5 years    10 years
Class A(a)                                    $576        $790      $1,023     $1,690
Class B                                       $583(b)     $867(b)   $1,076(b)  $1,920(c)
Class C                                       $183        $567      $  976     $2,121
Class Y                                       $ 90        $281      $  488     $1,089


(a)  Includes a 4.75% sales charge.


(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                                             1 year      3 years    5 years    10 years
Class A(a)                                    $576        $790      $1,023     $1,690
Class B                                       $183        $567      $  976     $1,920(b)
Class C                                       $183        $567      $  976     $2,121
Class Y                                       $ 90        $281      $  488     $1,089


(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER

The Fund's assets are invested in High Yield Portfolio (the Portfolio), which is managed by AEFC.

The portfolio manager is:

Scott Schroepfer, CFA, Portfolio Manager

o  Managed the Portfolio since 1999.

o  Member of the high yield sector team.

o  Joined AEFC in 1990.

o  Began investment career in 1986.

o  MBA, University of Minnesota.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market. Investment decisions for the Fund are made in consultation with the high yield sector team led by Jennifer Ponce de Leon. Jennifer, who holds an MBA from DePaul University, began her investment career in 1989 and joined AEFC in 1997.

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


AEFC

The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.57% of the Portfolio's average daily net assets. Under the agreement, the Portfolio also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Portfolio, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.

The Fund has received an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If shareholder approval is received, the Fund may add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.


OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, convertible securities, common stocks, and preferred stocks. Additionally, the Fund may use derivative instruments such as futures, options and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

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9p   --   AXP HIGH YIELD BOND FUND   --   2004 PROSPECTUS

Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. Good form or good order means that your instructions have been received in the form required by AEFC. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares", or contact your financial advisor. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it is placed with the Fund. The third party may charge a fee for its services.


VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.


The Fund's securities are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The Board has adopted fair value procedures for pricing securities under certain circumstances. These procedures are used (1) when market prices for securities are not readily available, (2) when available prices are deemed unreliable, or
(3) when a significant event has occurred that is not reflected in available prices. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.



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10p   --   AXP HIGH YIELD BOND FUND   --   2004 PROSPECTUS

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.


The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.


Investment options summary


The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.


The following table shows the key features of each class:

---------------- -------------- -------------- ------------- ---------------
                 Class A        Class B        Class C       Class Y
---------------- -------------- -------------- ------------- ---------------
Availability     Available to   Available to   Available     Limited to
                 all            all            to all        qualifying
                 investors.     investors.     investors.    institutional
                                                             investors.
---------------- -------------- -------------- ------------- ---------------
Initial Sales    Yes. Payable   No. Entire     No. Entire    No. Entire
Charge           at time of     purchase       purchase      purchase
                 purchase.      price is       price is      price is
                 Lower sales    invested in    invested in   invested in
                 charge for     shares of      shares of     shares of the
                 larger         the Fund.      the Fund.     Fund.
                 investments.
---------------- -------------- -------------- ------------- ---------------
Deferred Sales   On purchases   Maximum 5%     1% CDSC       None.
Charge           over           CDSC during    applies if
                 $1,000,000,    the first      you sell
                 1% CDSC        year           your shares
                 applies if     decreasing     less than
                 you sell       to 0% after    one year
                 your shares    six years.     after
                 less than                     purchase.
                 one year
                 after
                 purchase.
---------------- -------------- -------------- ------------- ---------------
Distribution     Yes.* 0.25%    Yes.* 1.00%    Yes.* 1.00%   Yes.  0.10%
and/or
Shareholder
Service Fee
---------------- -------------- -------------- ------------- ---------------
Conversion to    N/A            Yes,           No.           No.
Class A                         automatically
                                in ninth
                                calendar
                                year of
                                ownership.
---------------- -------------- -------------- ------------- ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

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11p   --   AXP HIGH YIELD BOND FUND   --   2004 PROSPECTUS

Should you purchase Class A, Class B or Class C shares?


If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.


Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

PURCHASING SHARES


To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.


Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

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

How to determine the correct TIN

For this type of account:               Use the Social Security or Employer
                                        Identification number of:
--------------------------------------- -------------------------------------
Individual or joint account             The individual or one of the owners
                                        listed on the joint account
--------------------------------------- -------------------------------------
Custodian account of a minor (Uniform   The minor
Gifts/Transfers to Minors Act)
--------------------------------------- -------------------------------------
A revocable living trust                The grantor-trustee (the person who
                                        puts the money into the trust)
--------------------------------------- -------------------------------------
An irrevocable trust, pension trust     The legal entity (not the personal
or estate                               representative or trustee, unless
                                        no legal entity is designated in
                                        the account title)
--------------------------------------- -------------------------------------
Sole proprietorship or single-owner     The owner
LLC
--------------------------------------- -------------------------------------
Partnership or multi-member LLC         The partnership
--------------------------------------- -------------------------------------
Corporate or LLC electing corporate     The corporation
status on  Form 8837
--------------------------------------- -------------------------------------
Association, club or tax-exempt         The organization
organization
--------------------------------------- -------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).


Methods of purchasing shares

By mail

Once your account has been established, send your check to:


American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474


Minimum amounts
Initial investment:                         $2,000*
Additional investments:                     $500**
Account balances:                           $300
Qualified account balances:                 none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

 * $1,000 for tax qualified accounts.

** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).


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


By scheduled investment plan

Minimum amounts
Initial investment:        $2,000*
Additional investments:    $100**
Account balances:          none (on a scheduled investment plan with monthly
                           payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

  * $100 for direct at fund accounts.

 ** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.


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14p   --   AXP HIGH YIELD BOND FUND   --   2004 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                    Sales charge as percentage of:
Total market value        Public offering price*       Net amount invested
 Up to $49,999                     4.75%                     4.99%
 $50,000-$99,999                   4.25                      4.44
 $100,000-$249,999                 3.50                      3.63
 $250,000-$499,999                 2.50                      2.56
 $500,000-$999,999                 2.00                      2.04
 $1,000,000 or more                0.00                      0.00

* Offering price includes the sales charge.

The sales charge on Class A shares may be lower than 4.75%, based on the combined market value of:

o  your current investment in this Fund,

o  your previous investment in this Fund, and


o investments you and your primary household group have made in other American Express mutual funds where you have paid a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges and are excluded from the total. If you or any member of your primary household group elects to split the primary household group into individual household groups (for example, by asking that account statements be sent to separate addresses), assets will no longer be combined for purposes of reducing the sales charge.


Other Class A sales charge policies


o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, provided that the plan uses the Distributor's group billing services, and


o if you intend to invest more than $50,000 over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. For more details, please contact your financial advisor or see the SAI.

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15p   --   AXP HIGH YIELD BOND FUND   --   2004 PROSPECTUS

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that
   (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and
   (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year, the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.


o purchases made within 90 days after a sale of American Express Fund shares (up to the amount sold). Send the Fund a written request along with your payment, indicating the account number, the date and the amount of the sale.


o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within the University of Texas System ORP,

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o within the University of Massachusetts After-Tax Savings Program, or

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

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

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:       The CDSC percentage rate is:
First year                                         5%
Second year                                        4%
Third year                                         4%
Fourth year                                        3%
Fifth year                                         2%
Sixth year                                         1%
Seventh year                                       0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

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17p   --   AXP HIGH YIELD BOND FUND   --   2004 PROSPECTUS

EXCHANGING/SELLING SHARES


To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.


Exchanges


You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

The Distributor has adopted policies that seek to prevent market timing. Do not invest in the Fund if you are a market timer. Market timing is a trading practice designed to take advantage of short-term market movements or price fluctuations. Market timing can adversely impact the Fund's performance and its shareholders by increasing turnover and requiring the Fund to hold additional cash to accommodate redemption requests. As a result, the Fund seeks to protect the best interests of the Fund's shareholders as follows:

o Because the Distributor tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging, there is no set number of exchanges an investor can make without being identified as a market timer. Accounts under common control may be counted together for these purposes.

o When the Distributor identifies an investor whose trading activity, in its sole judgment, constitutes market timing, it may impose restrictions on the investor's exchange privileges or may reject the investor's purchases or exchanges, or both.

o The Distributor reserves the right to reject any purchase or exchange orders, limit the amount of orders, or modify or discontinue the exchange privilege for any person or group, including orders accepted by a retirement plan or financial intermediary, if it determines, in its sole judgment, that the purchase or exchange may be harmful to existing shareholders or the Fund.

o Although the Distributor does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Distributor receives purchase and sale orders through various financial intermediaries and retirement plans, and may not always detect market timing through intermediaries and plans.


Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.


o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.


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18p   --   AXP HIGH YIELD BOND FUND   --   2004 PROSPECTUS

Selling Shares


You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.


If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474


Include in your letter:


o  your account number


o  the name of the fund(s)


o  the class of shares to be exchanged or sold


o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell


o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o  delivery instructions, if applicable

o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.


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


By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.


o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100

Maximum sale amount:       $100,000


By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.


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

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's net investment income is distributed to you as dividends. Dividends will generally be composed of ordinary dividend income (which may include interest income, short-term capital gains and non-qualifying dividends). It is unlikely the Fund will distribute qualifying dividend income, which is eligible for preferential tax rates under current tax law. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

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21p   --   AXP HIGH YIELD BOND FUND   --   2004 PROSPECTUS

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Master/Feeder Structure

This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio (the master fund). The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:

                        Investors buy shares in the Fund

                      The Fund buys units in the Portfolio

          The Portfolio invests in securities, such as stocks or bonds

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund.

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22p   --   AXP HIGH YIELD BOND FUND   --   2004 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


Class A
Per share income and capital changes(a)
Fiscal period ended May 31,                                               2004       2003       2002       2001       2000
Net asset value, beginning of period                                     $2.62      $2.65      $3.07      $3.48      $3.97
Income from investment operations:
Net investment income (loss)                                               .21        .21        .25        .38        .39
Net gains (losses) (both realized and unrealized)                          .11       (.03)      (.38)      (.41)      (.49)
Total from investment operations                                           .32        .18       (.13)      (.03)      (.10)
Less distributions:
Dividends from net investment income                                      (.20)      (.20)      (.24)      (.38)      (.39)
Tax return of capital                                                       --       (.01)      (.05)        --         --
Total distributions                                                       (.20)      (.21)      (.29)      (.38)      (.39)
Net asset value, end of period                                           $2.74      $2.62      $2.65      $3.07      $3.48

Ratios/supplemental data
Net assets, end of period (in millions)                                 $1,810     $1,662     $1,681     $1,898     $2,224
Ratio of expenses to average daily net assets(b)                         1.04%      1.07%      1.03%      1.04%       .99%
Ratio of net investment income (loss) to average daily net assets        7.47%      8.35%      8.73%     11.54%     10.32%
Portfolio turnover rate (excluding short-term securities)                 140%       139%       125%        76%        44%
Total return(c)                                                         12.51%      7.53%     (4.31%)     (.94%)    (2.78%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
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


Class B
Per share income and capital changes(a)
Fiscal period ended May 31,                                               2004       2003       2002       2001       2000
Net asset value, beginning of period                                     $2.62      $2.65      $3.07      $3.48      $3.97
Income from investment operations:
Net investment income (loss)                                               .19        .19        .23        .35        .36
Net gains (losses) (both realized and unrealized)                          .11       (.03)      (.38)      (.41)      (.49)
Total from investment operations                                           .30        .16       (.15)      (.06)      (.13)
Less distributions:
Dividends from net investment income                                      (.18)      (.18)      (.22)      (.35)      (.36)
Tax return of capital                                                       --       (.01)      (.05)        --         --
Total distributions                                                       (.18)      (.19)      (.27)      (.35)      (.36)
Net asset value, end of period                                           $2.74      $2.62      $2.65      $3.07      $3.48

Ratios/supplemental data
Net assets, end of period (in millions)                                   $781       $748       $748       $807       $917
Ratio of expenses to average daily net assets(b)                         1.80%      1.83%      1.79%      1.80%      1.75%
Ratio of net investment income (loss) to average daily net assets        6.70%      7.59%      7.94%     10.79%      9.58%
Portfolio turnover rate (excluding short-term securities)                 140%       139%       125%        76%        44%
Total return(c)                                                         11.66%      6.73%     (5.05%)    (1.69%)    (3.53%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
24p   --   AXP HIGH YIELD BOND FUND   --   2004 PROSPECTUS

Class C
Per share income and capital changes(a)
Fiscal period ended May 31,                                               2004       2003       2002       2001(b)
Net asset value, beginning of period                                     $2.61      $2.64      $3.05      $3.48
Income from investment operations:
Net investment income (loss)                                               .19        .19        .23        .32
Net gains (losses) (both realized and unrealized)                          .11       (.03)      (.37)      (.43)
Total from investment operations                                           .30        .16       (.14)      (.11)
Less distributions:
Dividends from net investment income                                      (.18)      (.18)      (.22)      (.32)
Tax return of capital                                                       --       (.01)      (.05)        --
Total distributions                                                       (.18)      (.19)      (.27)      (.32)
Net asset value, end of period                                           $2.73      $2.61      $2.64      $3.05

Ratios/supplemental data
Net assets, end of period (in millions)                                    $39        $31        $21         $8
Ratio of expenses to average daily net assets(c)                         1.80%      1.83%      1.79%      1.80%(d)
Ratio of net investment income (loss) to average daily net assets        6.71%      7.52%      7.39%     11.10%(d)
Portfolio turnover rate (excluding short-term securities)                 140%       139%       125%        76%
Total return(e)                                                         11.71%      6.78%     (4.76%)    (2.92%)(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.


--------------------------------------------------------------------------------
25p   --   AXP HIGH YIELD BOND FUND   --   2004 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended May 31,                                               2004       2003       2002       2001       2000
Net asset value, beginning of period                                     $2.62      $2.65      $3.07      $3.48      $3.97
Income from investment operations:
Net investment income (loss)                                               .21        .21        .26        .38        .39
Net gains (losses) (both realized and unrealized)                          .12       (.03)      (.38)      (.41)      (.49)
Total from investment operations                                           .33        .18       (.12)      (.03)      (.10)
Less distributions:
Dividends from net investment income                                      (.21)      (.20)      (.25)      (.38)      (.39)
Tax return of capital                                                       --       (.01)      (.05)        --         --
Total distributions                                                       (.21)      (.21)      (.30)      (.38)      (.39)
Net asset value, end of period                                           $2.74      $2.62      $2.65      $3.07      $3.48

Ratios/supplemental data
Net assets, end of period (in millions)                                     $1         $1         $1         $1         $1
Ratio of expenses to average daily net assets(b)                          .88%       .91%       .87%       .88%       .83%
Ratio of net investment income (loss) to average daily net assets        7.60%      8.52%      8.80%     11.72%     10.34%
Portfolio turnover rate (excluding short-term securities)                 140%       139%       125%        76%        44%
Total return(c)                                                         12.67%      7.70%     (4.17%)     (.78%)    (2.68%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
26p   --   AXP HIGH YIELD BOND FUND   --   2004 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:


americanexpress.com/funds


You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-3848

Ticker Symbol
Class A: INEAX    Class B: IEIBX
Class C: APECX    Class Y: --

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6370-99 X (7/04)

                           AXP(R) High Yield Bond Fund


                   Supplement to the July 30, 2004 Prospectus

This supplement describes the Fund's Class I shares and it supplements certain information in the Fund's prospectus dated July 30, 2004. The caption headings used in this Supplement correspond with the caption headings used in the prospectus.


You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE


Class I has not been in existence for a full calendar year and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.

Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses. The use of blended performance generally results in lower performance than Class I shares would have experienced had they been offered for the entire period.


FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)
                                                                         Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                   none


Annual Fund operating expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                             Class I
Management fees                                                           0.57%
Distribution (12b-1) fees                                                 0.00%
Other expenses(a)                                                         0.08%
Total                                                                     0.65%

(a) Other expenses include an administrative services fee and other nonadvisory expenses.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:


                        1 year          3 years         5 years         10 years
Class I                  $66             $208            $363             $814


BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:


o Any fund distributed by American Express Financial Advisors Inc. (AEFA), if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.

In addition, AEFA, at its sole discretion, may accept investments from other purchasers not listed above.


The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

Class I
Per share income and capital changes(a)
Fiscal period ended May 31,                                             2004(b)
Net asset value, beginning of period                                   $2.83
Income from investment operations:
Net investment income (loss)                                             .08
Net gains (losses) (both realized and unrealized)                       (.11)
Total from investment operations                                        (.03)
Less distributions:
Dividends from net investment income                                    (.06)
Net asset value, end of period                                         $2.74

Ratios/supplemental data
Net assets, end of period (in millions)                                  $--
Ratio of expenses to average daily net assets(c)                        .65%(d)
Ratio of net investment income (loss) to average daily net assets      7.30%(d)
Portfolio turnover rate (excluding short-term securities)               140%
Total return(e)                                                       (1.39%)(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.


                                                              S-6370-79 X (7/04)

                     AXP(R) HIGH YIELD INCOME SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                     AXP(R) HIGH YIELD BOND FUND (the Fund)


                                  JULY 30, 2004

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained, without charge, from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.


The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents


Mutual Fund Checklist                                                   p.  3

Fundamental Investment Policies                                         p.  4

Investment Strategies and Types of Investments                          p.  5

Information Regarding Risks and Investment Strategies                   p.  6

Security Transactions                                                   p. 24

Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                               p. 26

Valuing Fund Shares                                                     p. 26

Proxy Voting                                                            p. 27

Investing in the Fund                                                   p. 28

Selling Shares                                                          p. 30

Pay-out Plans                                                           p. 30

Capital Loss Carryover                                                  p. 31

Taxes                                                                   p. 31

Agreements                                                              p. 33

Organizational Information                                              p. 35

Board Members and Officers                                              p. 39

Principal Holders of Securities                                         p. 42

Independent Registered Public Accounting Firm                           p. 42

Appendix: Description of Ratings                                        p. 43


--------------------------------------------------------------------------------
2   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Mutual Fund Checklist

      [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

      [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

      [X]     A higher rate of return typically involves a higher risk of loss.

      [X] Past performance is not a reliable indicator of future performance.

      [X]     ALL mutual funds have costs that lower investment return.

      [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

      [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                                   Market price           Shares
investment                                  of a share         acquired
  $100                                          $ 6.00             16.7
   100                                            4.00             25.0
   100                                            4.00             25.0
   100                                            6.00             16.7
   100                                            5.00             20.0
   ---                                            ----             ----
  $500                                          $25.00            103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Fundamental Investment Policies

The Fund pursues its investment objective by investing all of its assets in High Yield Portfolio (the Portfolio) of Income Trust (the Trust), a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies, and restrictions as the Fund. References to "Fund" in this SAI, where applicable, refer to the Fund and Portfolio, collectively, to the Fund, singularly, or to the Portfolio, singularly.

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Lend Fund securities in excess of 30% of its net assets.

o    Issue senior securities, except as permitted under the 1940 Act.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

--------------------------------------------------------------------------------
4   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments     Allowable for the Fund?
Agency and Government Securities                             yes
Borrowing                                                    yes
Cash/Money Market Instruments                                yes
Collateralized Bond Obligations                              yes
Commercial Paper                                             yes
Common Stock                                                 yes
Convertible Securities                                       yes
Corporate Bonds                                              yes
Debt Obligations                                             yes
Depositary Receipts                                          yes
Derivative Instruments (including Options and Futures)       yes


Exchange-Traded Funds                                        yes


Foreign Currency Transactions                                yes
Foreign Securities                                           yes
High-Yield (High-Risk) Securities (Junk Bonds)               yes
Illiquid and Restricted Securities                           yes
Indexed Securities                                           yes


Inflation Protected Securities                               yes


Inverse Floaters                                             yes
Investment Companies                                         yes
Lending of Portfolio Securities                              yes
Loan Participations                                          yes
Mortgage- and Asset-Backed Securities                        yes
Mortgage Dollar Rolls                                        yes
Municipal Obligations                                        yes
Preferred Stock                                              yes
Real Estate Investment Trusts                                yes
Repurchase Agreements                                        yes
Reverse Repurchase Agreements                                yes
Short Sales                                                  no
Sovereign Debt                                               yes
Structured Products                                          yes
Swap Agreements                                              no
Variable- or Floating-Rate Securities                        yes
Warrants                                                     yes
When-Issued Securities and Forward Commitments               yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities         yes

--------------------------------------------------------------------------------
5   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

The following are guidelines that may be changed by the board at any time:


o The Fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Portfolio may enter into interest rate future contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Derivatives Risk

Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund.

Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

--------------------------------------------------------------------------------
6   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

--------------------------------------------------------------------------------
7   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities


The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments


Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.


See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

--------------------------------------------------------------------------------
8   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.


Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

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Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

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A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium receive by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.


Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.


Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

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A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.


Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.


The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.


Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.


Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

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When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.


Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.


Foreign Currency Transactions


Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.


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A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, a fund would hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.


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All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.


Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.


Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.


The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.


(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

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Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.


The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

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All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities


Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.


Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.


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If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.


Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities


A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

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Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

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Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

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Real Estate Investment Trusts


Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.


Repurchase Agreements


Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

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Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

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22   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Variable- or Floating-Rate Securities


Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

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23   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

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24   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $876 for fiscal year ended May 31, 2004, $0 for fiscal year 2003, and $70,427 for fiscal year 2002. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                           Value of securities
Name of issuer                         owned at end of fiscal year
La Branche                                     $25,349,500

The portfolio turnover rate was 140% in the most recent fiscal year, and 139% in the year before. Higher turnover rates may result in higher brokerage expenses and taxes.


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25   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

Valuing Fund Shares


As of the end of the most recent fiscal year, the computation looked like this:


                         Net assets                           Shares outstanding                  Net asset value of one share
Class A              $1,809,955,268        divided by            659,866,082           equals                   $2.74
Class B                 781,494,376                              285,100,518                                     2.74
Class C                  39,347,407                               14,438,305                                     2.73
Class I                       9,662                                    3,521                                     2.74
Class Y                     561,700                                  204,882                                     2.74


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.


o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.


o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

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26   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.


From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.


PROXY VOTING RECORD


The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through the American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained after August 2004 without cost:

o    On the ISS Web site accessible through www.americanexpress.com/funds

o On a web site maintained by the Securities and Exchange Commission, www.sec.gov


o    By calling the Fund's administrator, Board Services Corporation, collect at
     (612) 330-9283.

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27   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class I and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $2.74, by 0.9525 (1.00 - 0.0475) for a maximum 4.75% sales charge for a public offering price of $2.88. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:

                                  Sales charge as a percentage of:
Total market value         Public offering price      Net amount invested
Up to $49,999                      4.75%                     4.99%
$50,000-$99,999                    4.25                      4.44
$100,000-$249,999                  3.50                      3.63
$250,000-$499,999                  2.50                      2.56
$500,000-$999,999                  2.00                      2.04
$1,000,000 or more                 0.00                      0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 591/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                       Number of participants
Total plan assets                  1-99                  100 or more
Less than $1 million                4%                        0%
$1 million or more                  0%                        0%

Class A -- Reducing the Sales Charge


The market value of your investments in the Fund determines your sales charge. For example, suppose you have made an investment that now has a value of $60,000 and you later decide to invest $40,000 more. The value of your investments would be $100,000. As a result, your $40,000 investment qualifies for the lower 3.5% sales charge that applies to investments of at least $100,000 and up to $249,999. If you qualify for a reduced sales charge and purchase shares through different channels (for example, in a brokerage account and also directly from the Fund), you must inform the Distributor of your total holdings when placing any purchase orders.


Class A -- Letter of Intent (LOI)


If you intend to invest more than $50,000 over a period of time, you can reduce the sales charge in Class A by filing a LOI and committing to invest a certain amount. The agreement can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the corporate office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed


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28   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND
shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor about the LOI when placing any purchase orders during the period of the LOI.


Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

     o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

         o    at least $10 million in plan assets or

         o    500 or more participants; or

     o   does not use daily transfer recordkeeping and has

         o at least $3 million invested in American Express mutual funds or

         o    500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS


You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.


AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

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29   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.


To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value


Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.


--------------------------------------------------------------------------------
30   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Capital Loss Carryover

For federal income tax purposes, the Fund had total capital loss carryovers of $1,471,670,697 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

                       2007           2008               2009             2010               2011             2013
                    $11,478,548   $153,380,878       $226,001,198     $517,121,802       $552,664,309      $11,023,962

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


Taxes

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example


You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 4.75%, you pay $47.50 in sales load. With a NAV of $9.525 per share, the value of your investment is $952.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.525, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $47.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $147.50 gain ($1,100.00 - $952.50). You can include the $47.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.


If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, 1.42% of the Fund's net investment income dividends qualified for the corporate deduction.

Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).

The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for stock and 90 days for preferreds). The QDI for individuals for the most recent fiscal year was 1.46%.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

--------------------------------------------------------------------------------
31   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.


If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of the Fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the Fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder when the shares are sold.


This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

--------------------------------------------------------------------------------
32   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                     Annual rate at each asset level
First   $1.0                                        0.590%
Next     1.0                                        0.565
Next     1.0                                        0.540
Next     3.0                                        0.515
Next     3.0                                        0.490
Over     9.0                                        0.465


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.568% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

The management fee is paid monthly. Under the agreement, the total amount paid was $15,136,003 for fiscal year 2004, $12,593,999 for fiscal year 2003, and $14,590,025 for fiscal year 2002.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $1,035,459 for fiscal year 2004, $900,663 for fiscal year 2003, and $594,603 for fiscal year 2002.


Basis for board approving the investment advisory contract


Contracts between the Fund and AEFC or its affiliates, including the investment advisory contract, were renewed in April 2004, generally based on data as of the end of calendar year 2003. In renewing the contracts, members of the Contracts Committee first reviewed detailed written reports prepared by AEFC, then the reports were reviewed by all other Board members. The reports were presented in meetings at which Board members asked questions in order to further understand the data. In addition, data prepared by independent sources, including Lipper Inc. (detailed fund data) and Strategic Insight (industry trends) was considered. The Board obtained representations that it had received all the information that AEFC believed was reasonably necessary to evaluate the terms of the contract. The factors used by the Board and the conclusions drawn are set forth below.

The Board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for a period of three years, is below the median of its Lipper competitive group and AEFC senior management has taken steps to address the Fund's performance.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for one year, which is above median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide those services necessary to effectively manage the Fund's assets and to provide shareholders a range of investment options to meet long-term investment goals. These services include implementing investment decisions, managing cash flow, administering effective compliance programs, developing products, accessing distribution, and operating processes to compute daily net assets and maintain financial records. The Board reviewed the services using surveys and benchmarks that are available from commercial providers, trade associations, and internal standards; compared those services with services required by other types of clients of AEFC; and considered the allocation of costs among the services. Based on these comparisons the Board concluded that the services provided by AEFC were those provided by other investment managers that offer mutual funds through personal investment advisers, the prices paid for the services were in line with those charged by these management companies, and the services are in the interest of shareholders.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase.
      To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of up to 20 funds similar in all respects to the Fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale.


--------------------------------------------------------------------------------
33   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

o AEFC should be paid a fee that allows it to offer competitive compensation, make necessary investments and earn an appropriate profit. The Board considered the benefits derived by AEFC from the use of commission dollars to buy services and from other business relationships with Fund shareholders, compared publicly-available profitability reports of other investment managers, and concluded that the level of profitability in 2003 was appropriate in the short term though it may be too low on an ongoing basis.


ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                     Annual rate at each asset level
First   $1.0                                        0.050%
Next     1.0                                        0.045
Next     1.0                                        0.040
Next     3.0                                        0.035
Next     3.0                                        0.030
Over     9.0                                        0.025


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.046% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $1,227,227 for fiscal year 2004, $1,034,060 for fiscal year 2003, and $1,187,663 for fiscal year 2002.


TRANSFER AGENCY AGREEMENT


The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $20.50 per year, for Class B is $21.50 per year, for Class C is $21.00 per year, for Class I is $1.00 per year and for Class Y is $18.50 per year. In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.


DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc. located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $4,885,301 for fiscal year 2004. After paying commissions to personal financial advisors, and other expenses, the amount retained was $1,014,719. The amounts were $3,424,299 and $301,541 for fiscal year 2003, and $4,243,177 and $1,971,667 for fiscal year 2002.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material change to expenses charged under the Class A plan.

--------------------------------------------------------------------------------
34   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $4,576,449 for Class A shares, $7,870,264 for Class B shares and $376,745 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by U.S. Bank National Association, 180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.


--------------------------------------------------------------------------------
35   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                             Date of             Form of           State of     Fiscal
Fund                                                      organization        organization       organization  year end  Diversified
AXP(R) California Tax-Exempt Trust                                 4/7/86       Business Trust(2)       MA       6/30
   AXP(R) California Tax-Exempt Fund                                                                                          No

AXP(R) Dimensions Series, Inc.(4)                        2/20/68, 6/13/86(1)       Corporation       NV/MN       7/31
   AXP(R) New Dimensions Fund                                                                                                Yes



AXP(R) Discovery Series, Inc.(4)                         4/29/81, 6/13/86(1)       Corporation       NV/MN       7/31
   AXP(R) Core Bond Fund                                                                                                     Yes
   AXP(R) Discovery Fund                                                                                                     Yes
   AXP(R) Income Opportunities Fund                                                                                          Yes
   AXP(R) Inflation Protected Securities Fund                                                                                 No
   AXP(R) Limited Duration Bond Fund                                                                                         Yes


AXP(R) Equity Series, Inc.(4)                            3/18/57, 6/13/86(1)       Corporation       NV/MN      11/30
   AXP(R) Equity Select Fund                                                                                                 Yes

AXP(R) Fixed Income Series, Inc.(4)                      6/27/74, 6/31/86(1)       Corporation       NV/MN       8/31
   AXP(R) Diversified Bond Fund(5)                                                                                           Yes


AXP(R) Global Series, Inc.                                       10/28/88          Corporation          MN      10/31
   AXP(R) Threadneedle Emerging Markets Fund(8)                                                                              Yes
   AXP(R) Threadneedle Global Balanced Fund(8)                                                                               Yes
   AXP(R) Global Bond Fund                                                                                                    No
   AXP(R) Threadneedle Global Equity Fund(6,8)                                                                               Yes
   AXP(R) Global Technology Fund(3)                                                                                           No

AXP(R) Government Income Series, Inc.(4)                          3/12/85          Corporation          MN       5/31
   AXP(R) Short Duration U.S. Government Fund(5)                                                                             Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                      Yes


AXP(R) Growth Series, Inc.                               5/21/70, 6/13/86(1)       Corporation       NV/MN       7/31
   AXP(R) Growth Fund                                                                                                        Yes
   AXP(R) Large Cap Equity Fund                                                                                              Yes
   AXP(R) Large Cap Value Fund                                                                                               Yes
   AXP(R) Quantitative Large Cap Equity Fund                                                                                 Yes


AXP(R) High Yield Income Series, Inc.(4)                          8/17/83          Corporation          MN       5/31
   AXP(R) High Yield Bond Fund(5)                                                                                            Yes

AXP(R) High Yield Tax-Exempt Series, Inc.(4)            12/21/78, 6/13/86(1)       Corporation       NV/MN      11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                         Yes

AXP(R) Income Series, Inc.(4)                            2/10/45, 6/13/86(1)       Corporation       NV/MN       5/31
   AXP(R) Selective Fund                                                                                                     Yes


AXP(R) International Series, Inc.(4)                              7/18/84          Corporation          MN      10/31
   AXP(R) Threadneedle European Equity Fund(8)                                                                                No
   AXP(R) Threadneedle International Fund(8)                                                                                 Yes


AXP(R) Investment Series, Inc.                           1/18/40, 6/13/86(1)       Corporation       NV/MN       9/30
   AXP(R) Diversified Equity Income Fund                                                                                     Yes
   AXP(R) Mid Cap Value Fund                                                                                                 Yes
   AXP(R) Mutual                                                                                                              Yes

--------------------------------------------------------------------------------
36   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                             Date of           Form of           State of      Fiscal
Fund                                                      organization      organization       organization   year end   Diversified
AXP(R) Managed Series, Inc.                                       10/9/84        Corporation          MN        9/30
   AXP(R) Managed Allocation Fund                                                                                           Yes


AXP(R) Market Advantage Series, Inc.                              8/25/89        Corporation          MN        1/31
   AXP(R) Portfolio Builder Conservative Fund                                                                                No
   AXP(R) Portfolio Builder Moderate Conservative Fund                                                                       No
   AXP(R) Portfolio Builder Moderate Fund                                                                                    No
   AXP(R) Portfolio Builder Moderate Aggressive Fund                                                                         No
   AXP(R) Portfolio Builder Aggressive Fund                                                                                  No
   AXP(R) Portfolio Builder Total Equity Fund                                                                                No
   AXP(R) S&P 500 Index Fund                                                                                                 No
   AXP(R) Small Company Index Fund                                                                                          Yes


AXP(R) Money Market Series, Inc.                         8/22/75, 6/13/86(1)     Corporation       NV/MN        7/31
   AXP(R) Cash Management Fund                                                                                              Yes

AXP(R) Partners Series, Inc.                                      3/20/01        Corporation          MN        5/31
   AXP(R) Partners Aggressive Growth Fund                                                                                   Yes
   AXP(R) Partners Fundamental Value Fund                                                                                   Yes
   AXP(R) Partners Growth Fund                                                                                              Yes
   AXP(R) Partners Select Value Fund                                                                                        Yes
   AXP(R) Partners Small Cap Core Fund                                                                                      Yes
   AXP(R) Partners Small Cap Value Fund                                                                                      No
   AXP(R) Partners Value Fund                                                                                               Yes

AXP(R) Partners International Series, Inc.                         5/9/01        Corporation          MN       10/31
   AXP(R) Partners International Aggressive Growth Fund                                                                     Yes
   AXP(R) Partners International Core Fund                                                                                  Yes
   AXP(R) Partners International Select Value Fund                                                                          Yes
   AXP(R) Partners International Small Cap Fund                                                                             Yes


AXP(R) Sector Series, Inc.(3),(4)                                 3/25/88        Corporation          MN        6/30
   AXP(R) Dividend Opportunity Fund(7)                                                                                      Yes
   AXP(R) Real Estate Fund                                                                                                   No


AXP(R) Selected Series, Inc.(4)                                   10/5/84        Corporation          MN        3/31
   AXP(R) Precious Metals Fund                                                                                               No

AXP(R) Special Tax-Exempt Series Trust                             4/7/86     Business Trust(2)       MA        6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                           Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                      No
   AXP(R) Michigan Tax-Exempt Fund                                                                                           No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                          No
   AXP(R) New York Tax-Exempt Fund                                                                                           No
   AXP(R) Ohio Tax-Exempt Fund                                                                                               No

--------------------------------------------------------------------------------
37   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                             Date of           Form of           State of      Fiscal
Fund                                                      organization      organization       organization   year end   Diversified
AXP(R) Stock Series, Inc.(4)                             2/10/45, 6/13/86(1)     Corporation       NV/MN        9/30
   AXP(R) Stock Fund                                                                                                        Yes


AXP(R) Strategy Series, Inc.                                      1/24/84        Corporation          MN        3/31
   AXP(R) Equity Value Fund                                                                                                 Yes
   AXP(R) Partners Small Cap Growth Fund(3)                                                                                 Yes
   AXP(R) Small Cap Advantage Fund                                                                                          Yes
   AXP(R) Strategy Aggressive Fund                                                                                          Yes


AXP(R) Tax-Exempt Series, Inc.                           9/30/76, 6/13/86(1)     Corporation       NV/MN       11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                                      Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                              Yes

AXP(R) Tax-Free Money Series, Inc.(4)                    2/29/80, 6/13/86(1)     Corporation       NV/MN       12/31
   AXP(R) Tax-Free Money Fund                                                                                               Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.


(3) Effective Feb. 7, 2002, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.

(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.

(5) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(6) Effective Oct. 20, 2003, AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(7) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.

(8) Effective July 9, 2004, AXP(R) Emerging Markets Fund changed its name to AXP(R) Threadneedle Emerging Markets Fund, AXP(R) European Equity Fund changed its name to AXP(R) Threadneedle European Equity Fund, AXP(R) Global Balanced Fund changed its name to AXP(R) Threadneedle Global Balanced Fund, AXP(R) Global Equity Fund changed its name to AXP(R) Threadneedle Global Equity Fund and AXP(R) International Fund changed its name to AXP(R) Threadneedle International Fund.


--------------------------------------------------------------------------------
38   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 86 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


Independent Board Members


Name, address, age              Position held with   Principal             Other directorships     Committee
                                Fund and length of   occupation during                             memberships
                                service              past five years
------------------------------- -------------------- --------------------- ----------------------- --------------------
Arne H. Carlson                 Board member         Chair, Board                                  Joint Audit,
901 S. Marquette Ave.           since 1999           Services                                      Contracts,
Minneapolis, MN 55402                                Corporation                                   Executive,
Age 69                                               (provides                                     Investment
                                                     administrative                                Review,  Board
                                                     services to                                   Effectiveness
                                                     boards). Former
                                                     Governor  of
                                                     Minnesota
------------------------------- -------------------- --------------------- ----------------------- --------------------
Philip J. Carroll, Jr.          Board member         Retired Chairman      Scottish Power PLC,     Joint Audit,
901 S. Marquette Ave.           since 2002           and CEO, Fluor        Vulcan Materials        Contracts
Minneapolis, MN 55402                                Corporation           Company, Inc.
Age 66                                               (engineering and      (construction
                                                     construction) since   materials/chemicals)
                                                     1998
------------------------------- -------------------- --------------------- ----------------------- --------------------
Livio D. DeSimone               Board member         Retired Chair of      Cargill, Incorporated   Joint Audit,
30 Seventh Street East          since 2001           the Board and Chief   (commodity merchants    Contracts,
Suite 3050                                           Executive Officer,    and processors),        Executive
St. Paul, MN 55101-4901                              Minnesota Mining      General Mills, Inc.
Age 70                                               and Manufacturing     (consumer foods),
                                                     (3M)                  Vulcan Materials
                                                                           Company (construction
                                                                           materials/chemicals),
                                                                           Milliken & Company
                                                                           (textiles and
                                                                           chemicals), and Nexia
                                                                           Biotechnologies, Inc.
------------------------------- -------------------- --------------------- ----------------------- --------------------
Anne P. Jones                   Board member         Attorney and                                  Joint Audit,
901 S. Marquette Ave.           since 1985           Consultant                                    Board
Minneapolis, MN 55402                                                                              Effectiveness,
Age 69                                                                                             Executive
------------------------------- -------------------- --------------------- ----------------------- --------------------
Stephen R. Lewis, Jr.*          Board member         Retired President     Valmont Industries,     Contracts,
901 S. Marquette Ave.           since 2002           and Professor of      Inc. (manufactures      Investment Review,
Minneapolis, MN 55402                                Economics, Carleton   irrigation systems)     Executive
Age 65                                               College
------------------------------- -------------------- --------------------- ----------------------- --------------------
Alan K. Simpson                 Board member         Former three-term                             Investment
1201 Sunshine Ave.              since 1997           United States                                 Review,  Board
Cody, WY 82414                                       Senator for Wyoming                           Effectiveness
Age 72
------------------------------- -------------------- --------------------- ----------------------- --------------------
Alison Taunton-Rigby            Board member since   Founder and Chief                             Investment Review,
901 S. Marquette Ave.           2002                 Executive Officer,                            Contracts
Minneapolis, MN 55402                                RiboNovix, Inc.
Age 60                                               since 2004;
                                                     President, Forester
                                                     Biotech since 2000;
                                                     prior to that,
                                                     President and CEO,
                                                     Aquila
                                                     Biopharmaceuticals,
                                                     Inc.
------------------------------- -------------------- --------------------- ----------------------- --------------------

* Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.


--------------------------------------------------------------------------------
39   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Board Member Affiliated with AEFC**

Name, address, age              Position held with   Principal             Other directorships     Committee
                                Fund and length of   occupation during                             memberships
                                service              past five years
------------------------------- -------------------- --------------------- ----------------------- --------------------
William F. Truscott             Board member         Senior Vice
53600 AXP Financial Center      since 2001,  Vice    President - Chief
Minneapolis, MN 55474           President  since     Investment Officer
Age 43                          2002                 of AEFC since 2001.
                                                     Former Chief
                                                     Investment Officer
                                                     and Managing
                                                     Director, Zurich
                                                     Scudder Investments
------------------------------- -------------------- --------------------- ----------------------- --------------------

** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:


Other Officers


Name, address, age              Position held with   Principal             Other directorships     Committee
                                Fund and length of   occupation during                             memberships
                                service              past five years
------------------------------- -------------------- --------------------- ----------------------- --------------------
Jeffrey P. Fox                  Treasurer since      Vice President -
50005 AXP Financial Center      2002                 Investment
Minneapolis, MN 55474                                Accounting, AEFC,
Age 49                                               since 2002; Vice
                                                     President -
                                                     Finance, American
                                                     Express Company,
                                                     2000-2002; Vice
                                                     President -
                                                     Corporate
                                                     Controller, AEFC,
                                                     1996-2000
------------------------------- -------------------- --------------------- ----------------------- --------------------
Paula R. Meyer                  President since      Senior Vice
596 AXP Financial Center        2002                 President and
Minneapolis, MN 55474                                General Manager -
Age 50                                               Mutual Funds, AEFC,
                                                     since 2002; Vice
                                                     President and
                                                     Managing Director -
                                                     American Express
                                                     Funds, AEFC,
                                                     2000-2002; Vice
                                                     President, AEFC,
                                                     1998-2000
------------------------------- -------------------- --------------------- ----------------------- --------------------
Leslie L. Ogg                   Vice President,      President of Board
901 S. Marquette Ave.           General Counsel,     Services Corporation
Minneapolis, MN 55402           and Secretary
Age 65                          since 1978
------------------------------- -------------------- --------------------- ----------------------- --------------------


--------------------------------------------------------------------------------
40   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held three meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held seven meetings during the last fiscal year.


BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.


Dollar range of equity securities beneficially owned on Dec. 31, 2003

Based on net asset values as of Dec. 31, 2003

                                                   Aggregate dollar range of
                               Dollar range of     equity securities of all
                              equity securities     American Express Funds
                                 in the Fund       overseen by Board Member
                                    Range                    Range
Arne H. Carlson                     none                 over $100,000
Philip J. Carroll, Jr.*             none                     none
Livio D. DeSimone*              over $100,000            over $100,000
Anne P. Jones                   over $100,000            over $100,000
Stephen R. Lewis, Jr.*              none                  $1-$10,000
Alan K. Simpson                     none               $50,001-$100,000
Alison Taunton-Rigby                none                     none
William F. Truscott             over $100,000            over $100,000

* Three independent directors have deferred compensation and invested in share equivalents.

   As of Dec. 31, 2003, each owned:

   Philip J. Carroll, Jr.     AXP Global Technology Fund         $10,001-$50,000

   Livio D. DeSimone          AXP High Yield Bond Fund                $1-$10,000
                              AXP Partners Small Cap Value Fund       $1-$10,000
                              AXP Small Cap Advantage Fund            $1-$10,000

   Stephen R. Lewis, Jr.      AXP Equity Select Fund                  $1-$10,000
                              AXP Diversified Equity Income Fund      $1-$10,000


--------------------------------------------------------------------------------
41   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund and Portfolio boards, for attending up to 30 meetings, received the following compensation:

Compensation Table
                                                                                          Total cash compensation from
                                                                                            American Express Funds and
Board member*                     Aggregate                        Aggregate               Preferred Master Trust Group
                         compensation from the Fund     compensation from the Portfolio        paid to Board member
Philip J. Carroll, Jr.           $  900**                          $1,167**                           $      0
Livio D. DeSimone                 1,673***                          2,215***                            36,125
Anne P. Jones                     1,623                             2,165                              149,500
Stephen R. Lewis, Jr.             1,773****                         2,315****                          104,286
Alan G. Quasha                    1,467                             1,958                              135,258
Alan K. Simpson                   1,417                             1,958                              130,650
Alison Taunton-Rigby              1,667                             2,208                              153,300


   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


  ** Includes the deferred compensation in the amount of $900 from the Fund and $1,167 from the Portfolio.

 *** Includes the deferred compensation in the amount of $1,292 from the Fund and $1,692 from the Portfolio.

**** Includes the deferred compensation in the amount of $646 from the Fund and $825 from the Portfolio.


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


Principal Holders of Securities

As of 30 days prior to the date of this SAI, clients of Charles Schwab & Co., Inc., a brokerage firm, held 10.77% of Class A shares and 60.84% of Class Y shares; and AEFC, Minneapolis, MN held 100% of Class I shares.

Independent Registered Public Accounting Firm

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.


--------------------------------------------------------------------------------
42   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Appendix

DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

--------------------------------------------------------------------------------
43   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

--------------------------------------------------------------------------------
44   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

--------------------------------------------------------------------------------
45   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

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46   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
     (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

--------------------------------------------------------------------------------
47   --   AXP HIGH YIELD INCOME SERIES, INC. -- AXP HIGH YIELD BOND FUND

                                                              S-6370-20 X (7/04)

Investments in Securities

High Yield Portfolio

May 31, 2004

(Percentages represent value of investments compared to net assets)

Bonds (93.4%)
Issuer                    Coupon                 Principal           Value(a)
                           rate                   amount

Aerospace & defense (1.6%)
Alliant Techsystems
   05-15-11                8.50%               $10,605,000        $11,347,350
L-3 Communications
   06-15-12                7.63                 13,605,000         14,149,200
   07-15-13                6.13                 13,575,000         12,692,625
TD Funding
   07-15-11                8.38                  3,310,000          3,310,000
Total                                                              41,499,175

Airlines (0.3%)
Northwest Airlines
  Sr Nts
   02-01-09               10.00                 13,860,000          9,147,600

Automotive & related (2.0%)
Advanced Accessory System
  Sr Nts
   06-15-11               10.75                 11,585,000         11,642,925
Arvinmeritor
   02-15-09                6.80                 12,725,000         12,915,875
Goodyear Tire & Rubber
   03-01-11               11.00                  6,800,000          7,344,000
Tenneco Automotive
  Series B
   07-15-13               10.25                  8,225,000          9,129,750
TRW Automotive
  Sr Nts
   02-15-13                9.38                 11,140,000         12,448,950
Total                                                              53,481,500

Broker dealers (1.0%)
LaBranche
  Sr Nts
   05-15-09                9.50                 10,100,000(d)      10,049,500
   05-15-12               11.00                 15,000,000(d)      15,300,000
Total                                                              25,349,500

Building materials & construction (1.8%)
Associated Materials
   04-15-12                9.75                  6,960,000          7,621,200
  Sr Disc Nts
  (Zero coupon through 03-01-09,
  thereafter 11.25%)
   03-01-14               11.24                 15,830,000(d,f)    10,329,075
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11                9.00                  6,415,000(d)       6,767,825
Nortek
  Sr Sub Nts Series B
   06-15-11                9.88                  7,825,000          8,646,625
Nortek Holdings
  Sr Nts (Zero coupon through 11-15-07,
  thereafter 10.00%)
   05-15-11                9.96                 18,615,000(d,f)    13,798,369
Total                                                              47,163,094

Cable (7.9%)
Cablevision Systems
  Sr Nts
   04-15-12                8.00                 12,800,000(d)      12,672,000
CCO Holdings LLC/Capital
  Sr Nts
   11-15-13                8.75                 10,725,000(d)      10,376,438
Charter Communications Holdings LLC/Capital
  Sr Disc Nts
   04-01-11                9.92                 10,550,000          8,651,000
  Sr Disc Nts (Zero coupon through 01-15-07,
  thereafter 12.13%)
   01-15-12               27.93                 32,085,000(f)      19,250,999
  Sr Nts
   05-15-11               10.00                 13,890,000         11,389,800
   04-30-12                8.00                 17,070,000(d)      16,643,250
CSC Holdings
  Sr Nts
   07-15-08                7.25                  9,280,000          9,442,400
   04-15-12                6.75                  7,450,000(d)       7,152,000
  Sr Sub Deb
   05-15-16               10.50                 10,405,000         11,731,638

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Issuer                    Coupon                 Principal           Value(a)
                           rate                   amount

Cable (cont.)
DirectTV Holdings/Finance
  Sr Nts
   03-15-13                8.38%               $12,530,000        $13,908,300
EchoStar DBS
  Sr Nts
   10-01-08                5.75                  7,060,000(d)       6,865,850
   10-01-11                6.38                  9,880,000(d)       9,657,700
Lodgenet Entertainment
  Sr Sub Deb
   06-15-13                9.50                  6,275,000          6,839,750
Mediacom LLC/Capital
  Sr Nts
   01-15-13                9.50                 21,480,000         20,728,199
NTL Cable
  (U.S. Dollar) Sr Nts
   04-15-14                8.75                 13,660,000(c,d)    13,864,900
Pegasus Satellite
  Sr Nts
   01-15-10               11.25                 13,295,000(b,d)     6,514,550
Videotron Ltee
  (U.S. Dollar)
   01-15-14                6.88                 19,075,000(c)      18,788,875
Total                                                             204,477,649

Cellular telecommunications (6.2%)
Alamosa Delaware
   07-31-10               11.00                  8,645,000          9,466,275
   01-31-12                8.50                  5,820,000(d)       5,747,250
American Towers
   12-01-11                7.25                  9,825,000          9,775,875
Crown Castle Intl
  Sr Nts
   08-01-11                9.38                 10,705,000         11,588,163
   12-01-13                7.50                  9,765,000          9,423,225
Nextel Communications
  Sr Nts
   03-15-14                5.95                 18,945,000         17,571,488
   08-01-15                7.38                 24,440,000         24,684,399
Rogers Wireless
  (U.S. Dollar)
   03-01-14                6.38                 18,815,000(c,d)    17,592,024
Rural Cellular
   03-15-12                8.25                  9,990,000(d)      10,264,725
  Sr Nts
   02-01-10                9.88                  6,560,000          6,625,600
  Sr Sub Nts
   01-15-10                9.75                  5,210,000          4,793,200
SBA Communications
  Sr Nts
   02-01-09               10.25                  8,605,000          8,518,950
SBA Telecommunications
  Sr Disc Nts (Zero coupon through
  12-15-07, thereafter 9.75%)
   12-15-11                9.74                 10,600,000(d,f)     7,738,000
Ubiquitel Operating
  Sr Nts
   03-01-11                9.88                  8,560,000(d)       8,560,000
US Unwired
  Series B (Zero coupon through
  11-01-04, thereafter 13.38%)
   11-01-09               15.40                  4,940,000(f)       5,088,200
Western Wireless
  Sr Nts
   07-15-13                9.25                  5,680,000          5,850,400
Total                                                             163,287,774

Chemicals (4.3%)
Airgas
  Sr Sub Nts
   07-15-14                6.25                  5,560,000(d)       5,337,600
Equistar Chemical/Funding
   09-01-08               10.13                  7,200,000          7,830,000
  Sr Nts
   05-01-11               10.63                  8,930,000          9,800,675
Georgia Gulf
  Sr Nts
   12-15-13                7.13                  7,695,000(d)       7,695,000
Huntsman ICI Chemicals LLC
   07-01-09               10.13                  3,530,000          3,618,250
Huntsman Intl LLC
  Sr Nts
   03-01-09                9.88                  8,865,000          9,574,200
Invista
  (U.S. Dollar)
   05-01-12                9.25                  5,075,000(c,d)     5,036,938
Noveon
  Pay-in-kind
   08-31-11               13.00                 15,039,823(h,i)    15,942,212
Resolution Performance Products
  Sr Sub Nts
   11-15-10               13.50                 23,190,000         20,233,275

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Issuer                    Coupon                 Principal           Value(a)
                           rate                   amount

Chemicals (cont.)
Resolution Performance  .
  Products/Capital
   12-15-09                8.00%                $8,520,000         $8,754,300
Rhodia
  (U.S. Dollar) Sr Nts
   06-01-10               10.25                 13,150,000(c,d)    12,558,250
  (U.S. Dollar) Sr Sub Nts
   06-01-11                8.88                  3,650,000(c,d)     2,847,000
Rockwood Specialties Group
  Sr Sub Nts
   05-15-11               10.63                  3,230,000          3,391,500
Sovereign Specialty Chemicals
   03-15-10               11.88                  1,375,000          1,416,250
Total                                                             114,035,450

Computer software & services (0.4%)
UGS
  Sr Sub Nts
   06-01-12               10.00                  9,375,000(d)       9,890,625

Energy (2.4%)
Chesapeake Energy
  Sr Nts
   09-15-13                7.50                  1,900,000          1,961,750
   06-15-14                7.50                 10,500,000(d)      10,841,250
   01-15-16                6.88                  1,400,000          1,365,000
   01-15-16                6.88                 11,245,000(d)      11,020,100
Encore Acquisition
   06-15-12                8.38                  4,805,000          5,165,375
Gulfterra Energy Partner
  Sr Nts
   06-01-10                6.25                  8,885,000          9,062,700
Hilcorp Energy/Finance
  Sr Nts
   09-01-10               10.50                 13,090,000(d)      14,268,100
Newfield Exploration
  Sr Sub Nts
   08-15-12                8.38                  9,395,000         10,099,625
Total                                                              63,783,900

Energy equipment & services (1.6%)
CHC Helicopter
  (U.S. Dollar) Sr Sub Nts
   05-01-14                7.38                  5,985,000(c,d)     5,835,375
Grant Prideco
  Series B
   12-01-07                9.63                 11,700,000         12,753,000
Grant Prideco Escrow
   12-15-09                9.00                  2,830,000          3,049,325
Key Energy Services
  Series C
   03-01-08                8.38                  4,580,000          4,809,000
  Sr Nts
   05-01-13                6.38                  8,010,000          7,649,550
Offshore Logistics
   06-15-13                6.13                  9,530,000          8,862,900
Total                                                              42,959,150

Environmental services (0.4%)
Waste Services
  (U.S. Dollar) Sr Sub Nts
   04-15-14                9.50                  9,930,000(c,d)    10,004,475

Financial services (0.9%)
Metris Companies
   07-15-06               10.13                  6,100,000          5,932,250
   05-06-07               10.60                 17,500,000(i)      17,062,500
Total                                                              22,994,750

Food (1.4%)
Burns Philip Capital Property
  (U.S. Dollar)
   07-15-12                9.75                 11,050,000(c)      11,381,500
  (U.S. Dollar) Sr Sub Nts
   02-15-11               10.75                 16,380,000(c)      17,362,800
Del Monte
  Series B
   05-15-11                9.25                  6,645,000          7,126,763
Total                                                              35,871,063

Furniture & appliances (0.6%)
Sealy Mattress
  Sr Sub Nts
   06-15-14                8.25                 10,200,000(d)       9,945,000
Simmons
  Sr Sub Nts
   01-15-14                7.88                  6,415,000(d)       6,382,925
Total                                                              16,327,925

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Issuer                    Coupon                 Principal           Value(a)
                           rate                   amount

Health care products (0.7%)
Valeant Pharmaceuticals
  Sr Nts
   12-15-11                7.00%                $4,920,000(d)      $4,747,800
VWR Intl
  Sr Nts
   04-15-12                6.88                  8,220,000(d)       8,117,250
WH Holdings/WH Capital
  (U.S. Dollar) Sr Nts
   04-01-11                9.50                  4,390,000(c,d)     4,499,750
Total                                                              17,364,800

Health care services (4.5%)
Ardent Health Services
  Sr Sub Nts
   08-15-13               10.00                 12,815,000         13,615,938
Concentra Operating
   06-01-12                9.13                  7,690,000(d,g)     7,805,350
Fisher Scientific Intl
  Sr Sub Nts
   09-01-13                8.00                  5,485,000          5,786,675
Iasis Healthcare
   10-15-09                8.50                  3,385,000          3,833,513
Inverness Medical Innovations
  Sr Sub Nts
   02-15-12                8.75                 11,715,000(d)      11,861,438
NeighborCare
  Sr Sub Nts
   11-15-13                6.88                  3,105,000(d)       3,120,525
Province Healthcare
  Sr Sub Nts
   06-01-13                7.50                 11,290,000         10,838,400
Tenet Healthcare
  Sr Nts
   12-01-11                6.38                 10,470,000          8,925,675
   06-01-12                6.50                  5,000,000          4,225,000
Triad Hospitals
  Sr Nts
   05-15-12                7.00                 21,435,000         21,542,174
  Sr Sub Nts
   11-15-13                7.00                  7,000,000          6,720,000
Vanguard Health Systems
   08-01-11                9.75                 19,250,000         20,645,625
Total                                                             118,920,313

Home building (2.0%)
KB HOME
  Sr Nts
   02-01-14                5.75                  6,660,000(d)       6,093,900
Meritage
   06-01-11                9.75                  9,825,000         10,709,250
Schuler Homes
   07-15-11               10.50                  8,615,000          9,821,100
Standard Pacific
  Sr Sub Nts
   04-15-12                9.25                  2,705,000          2,894,350
WCI Communities
   02-15-11               10.63                 11,205,000         12,269,475
  Sr Sub Nts
   10-01-13                7.88                  5,495,000          5,453,788
William Lyon Homes
  Sr Nts
   02-15-14                7.50                  6,250,000(d)       5,828,125
Total                                                              53,069,988

Household products (1.2%)
Amscan Holdings
  Sr Sub Nts
   05-01-14                8.75                 12,660,000(d)      12,660,000
Jostens Holding
  Sr Disc Nts (Zero coupon through 12-01-08,
  thereafter 10.25%)
   12-01-13               10.25                  7,860,000(f)       5,266,200
Seminis Vegtable Seeds
  Sr Sub Nts
   10-01-13               10.25                  2,485,000(d)       2,696,225
   10-01-13               10.25                 10,000,000         10,850,000
Total                                                              31,472,425

Industrial services (3.3%)
Alliance Laundry System
  Series B
   05-01-08                9.63                  2,500,000          2,525,000
Allied Waste North America
   11-15-10                6.50                  8,580,000(d)       8,322,600
   02-15-14                6.13                 11,035,000(d)      10,041,850
  Series B
   09-01-12                9.25                  5,630,000          6,235,225
  Sr Nts
   04-15-14                7.38                 12,855,000(d)      12,212,250

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
13   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Issuer                    Coupon                 Principal           Value(a)
                           rate                   amount

Industrial services (cont.)
Da-Lite Screen
  Sr Nts
   05-15-11                9.50%               $12,660,000(d)     $13,118,925
Interline Brands
  Sr Sub Nts
   05-15-11               11.50                 16,025,000         17,066,625
Johnsondiversey Holdings
  (Zero coupon through 05-15-07,
  thereafter 10.67%)
   05-15-13                9.21                  9,030,000(f)       6,682,200
Natl Waterworks
  Series B
   12-01-12               10.50                 10,750,000         11,825,000
Total                                                              88,029,675

Industrial transportation (1.3%)
Interpool
   08-01-07                7.20                  3,760,000          3,647,200
   08-01-07                7.35                 14,890,000         14,443,300
Quality Distribution/QD Capital
   11-15-10                9.00                 15,810,000(d)      15,098,550
Total                                                              33,189,050

Insurance (0.4%)
Leucadia Natl
  Sr Nts
   08-15-13                7.00                 10,000,000          9,775,000

Leisure time & entertainment (0.6%)
Remington Arms
   02-01-11               10.50                  5,270,000          5,085,550
Six Flags
  Sr Nts
   06-01-14                9.63                 10,095,000(d)       9,994,050
Total                                                              15,079,600

Lodging & gaming (5.2%)
Boyd Gaming
  Sr Sub Nts
   04-15-14                6.75                 15,000,000(d)      14,100,000
Caesars Entertainment
  Sr Sub Nts
   05-15-11                8.13                 15,580,000         16,475,850
Choctaw Resort Development Enterprises
  Sr Nts
   04-01-09                9.25                  4,350,000          4,676,250
Gaylord Entertainment
  Sr Nts
   11-15-13                8.00                  6,160,000(d)       6,206,200
Global Cash Access LLC/Finance
  Sr Sub Nts
   03-15-12                8.75                  4,580,000(d)       4,740,300
MGM Mirage
  Sr Nts
   02-27-14                5.88                 26,480,000         24,361,600
Mohegan Tribal Gaming
  Sr Sub Nts
   07-01-11                8.38                  7,125,000          7,605,938
Poster Financial Group
   12-01-11                8.75                  9,315,000(d)       9,501,300
Premier Entertainment Biloxi LLC/ Finance Biloxi
  1st Mtge
   02-01-12               10.75                  3,110,000(d)       3,273,275
Prime Hospitality
  Sr Sub Nts Series B
   05-01-12                8.38                  8,540,000          8,710,800
River Rock Entertainment
  Sr Nts
   11-01-11                9.75                  4,730,000(d)       5,013,800
Seneca Gaming
  Sr Nts
   05-01-12                7.25                  6,830,000(d)       6,761,700
Starwood Hotels Resorts
   05-01-12                7.88                  4,580,000          4,809,000
Vail Resorts
  Sr Sub Nts
   02-15-14                6.75                 14,405,000(d)      13,324,625
Wynn Las Vegas LLC
  2nd Mtge
   11-01-10               12.00                  5,341,000          6,222,265
Total                                                             135,782,903

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
14   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Issuer                    Coupon                 Principal           Value(a)
                           rate                   amount

Machinery (3.1%)
Case New Holland
  Sr Nts
   06-01-09                6.00%               $16,325,000(d)     $15,508,750
Columbus McKinnon
   08-01-10               10.00                  7,090,000          7,550,850
Joy Global
  Series B
   03-15-12                8.75                  6,230,000          6,853,000
Motors & Gears
  Sr Nts Series D
   11-15-06               10.75                 17,600,000         14,784,000
Mueller Group
  Sr Sub Nts
   05-01-12               10.00                 13,020,000(d)      13,345,500
Sensus Metering Systems
  Sr Sub Nts
   12-15-13                8.63                 13,325,000(d)      12,592,125
Terex
   01-15-14                7.38                  4,200,000(d)       4,095,000
Thermadyne Holdings
   02-01-14                9.25                  8,000,000(d)       7,840,000
Total                                                              82,569,225

Media (7.9%)
American Media Operation
   01-15-11                8.88                  6,885,000          6,730,088
CanWest Media
  (U.S. Dollar) Series B
   04-15-13                7.63                  8,975,000(c)       9,266,688
CBD Media/Finance
   06-01-11                8.63                  6,730,000          7,032,850
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12                8.75                 17,245,000(c)      18,322,812
Dex Media
  (Zero coupon through 11-15-08,
  thereafter 9.00%)
   11-15-13               10.34                 11,000,000(d,f)     7,095,000
   11-15-13               10.19                  1,400,000(d,f)       903,000
  Sr Sub Nts
   11-15-13                8.00                 19,740,000(d)      18,752,999
Dex Media West/Finance
  Sr Sub Nts
   08-15-13                9.88                 10,095,000(d)      11,117,119
Emmis Operating
   05-15-12                6.88                 15,135,000(d)      14,794,462
Hollinger
  (U.S. Dollar)
   03-01-11               12.88                  3,155,000(c,d)     3,584,869
Hollinger Intl Publishing
  Sr Nts
   12-15-10                9.00                  5,275,000          5,802,500
Lamar Media
   01-01-13                7.25                 10,750,000         11,045,625
Lin Television
  Sr Sub Nts
   05-15-13                6.50                 12,495,000         12,151,387
Medianews Group
  Sr Sub Nts
   04-01-14                6.38                  7,500,000          6,937,500
Nexstar Finance Holdings LLC
  (Zero coupon through 04-01-08,
  thereafter 11.38%)
   04-01-13               11.67                  4,240,000(f)       3,031,600
Paxson Communications
  (Zero coupon through 01-15-06,
  thereafter 12.25%)
   01-15-09               16.01                 10,415,000(f)       8,852,750
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11               11.13                  8,255,000(c)       9,400,381
Radio One
  Series B
   07-01-11                8.88                  7,470,000          8,123,625
Sheridan Group
   08-15-11               10.25                  1,535,000(d)       1,611,750
Sinclair Broadcast Group
   03-15-12                8.00                 12,590,000         12,873,274
Sun Media
  (U.S. Dollar)
   02-15-13                7.63                  8,915,000(c)       9,137,875
Susquehanna Media
  Sr Sub Nts
   04-15-13                7.38                  2,660,000          2,713,200
United Artists Theatre
   07-01-15                9.30                 12,763,477         13,018,747
Von Hoffman
   03-15-09               10.25                  2,775,000          2,754,188
Total                                                             205,054,289

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
15   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Issuer                    Coupon                 Principal           Value(a)
                           rate                   amount

Metals (2.1%)
California Steel Inds
  St Nts
   03-15-14                6.13%              $10,000,000(d)      $9,250,000
Euramax Intl
  Sr Sub Nts
   08-15-11                8.50                  9,420,000         9,702,600
Intl Steel Group
  Sr Nts
   04-15-14                6.50                4,690,000(d)        4,373,425
Ispat Inland
   04-01-14                9.75                11,830,000(d)      12,096,175
Jorgensen Earle M.
   06-01-12                9.75                  5,890,000         6,479,000
Peabody Energy
  Series B
   03-15-13                6.88                  6,375,000         6,422,813
United States Steel
  Sr Nts
   05-15-10                9.75                  6,560,000         7,216,000
Total                                                             55,540,013

Miscellaneous (1.6%)
Corrections Corp of America
  Sr Nts
   05-01-11                7.50                  7,950,000          8,029,500
NationsRent
   10-15-10                9.50                 15,180,000(d)      16,090,800
Service Corp Intl
  Sr Nts
   04-01-16                6.75                  5,975,000(d)       5,467,125
United Rentals North America
   02-15-12                6.50                  9,995,000(d)       9,395,300
  Sr Sub Nts
   02-15-14                7.00                  3,570,000(d)       3,213,000
Total                                                              42,195,725

Multi-industry (0.6%)
SPX
  Sr Nts
   06-15-11                6.25                 11,735,000         11,412,287
   01-01-13                7.50                  5,115,000          5,204,513
Total                                                              16,616,800

Paper & packaging (6.3%)
Abitibi-Consolidated
  (U.S. Dollar)
   06-20-13                6.00                 11,925,000(c)      10,617,138
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   03-15-14                6.75                 14,565,000(c,d)    13,482,150
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13                7.25                  5,350,000(c)       5,256,375
Consolidated Container
  Sr Disc Nts
  (Zero coupon through 06-15-07,
  thereafter 10.75%)
   06-15-09                9.60                  1,820,000(d,f)     1,355,900
Crown Euro Holdings
  (U.S. Dollar)
   03-01-11                9.50                  6,670,000(c)       7,236,950
   03-01-13               10.88                 13,205,000(c)      14,789,599
Crown Paper
  Sr Sub Nts
   09-01-05               11.00                 29,470,000(b,i,j)          --
Georgia-Pacific
   02-01-10                8.88                  5,460,000          6,074,250
   02-01-13                9.38                 10,445,000         11,776,738
   06-15-15                7.70                  8,140,000          8,384,200
Graphic Packaging Intl
  Sr Nts
   08-15-11                8.50                  7,025,000          7,481,625
Jefferson Smurfit
   10-01-12                8.25                  8,575,000          8,810,813
JSG Funding
  (U.S. Dollar) Sr Nts
   10-01-12                9.63                 16,015,000(c)      17,376,274
  (U.S. Dollar) Sub Nts Pay-in-kind
   10-01-13               15.50                  5,472,022(c,d,h)   6,238,105
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13                6.75                 10,350,000(c)      10,168,875
Owens-Brockway Glass
   02-15-09                8.88                  4,080,000          4,284,000
   05-15-11                7.75                  1,585,000          1,616,700
   11-15-12                8.75                  7,310,000          7,693,775
   05-15-13                8.25                  7,180,000          7,144,100
Pliant
  (Zero coupon through 12-15-06,
  thereafter 11.13%)
   06-15-09               10.75                  8,075,000(d,f)     6,621,500

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Issuer                    Coupon                 Principal           Value(a)
                           rate                   amount

Paper & packaging (cont.)
Stone Container
  Sr Nts
   07-01-12                8.38%               $10,210,000        $10,516,300
Total                                                             166,925,367

Real estate investment trust (0.3%)
Host Marriott LP
  Sr Nts
   11-01-13                7.13                  9,255,000          9,000,488

Restaurants (0.4%)
Domino's
  Sr Sub Nts
   07-01-11                8.25                 11,010,000         11,615,550

Retail -- drugstores (0.3%)
Rite Aid
   08-15-13                6.88                 10,075,000          8,966,750

Retail -- general (2.4%)
CSK Auto
   01-15-14                7.00                 10,135,000(d)       9,704,263
Finlay Fine Jewelry
  Sr Nts
   06-01-12                8.38                  3,245,000(d,g)     3,266,521
Flooring America
  Series B
   10-15-07                9.25                  9,245,000(b,i)           925
FTD
   02-15-14                7.75                  5,640,000          5,273,400
General Nutrition Center
  Sr Sub Nts
   12-01-10                8.50                 11,020,000(d)      11,350,599
Lazydays RV Center
  Sr Nts
   05-15-12               11.75                  6,665,000(d)       6,864,950
Nebraska Book
  Sr Sub Nts
   03-15-12                8.63                  4,665,000(d)       4,606,688
PCA LLC/PCA Finance
  Sr Nts
   08-01-09               11.88                 12,855,000         13,819,124
United Auto Group
   03-15-12                9.63                  7,030,000          7,522,100
Total                                                              62,408,570

Telecom equipment & services (3.8%)
Centennial Communications
  Sr Nts
   02-01-14                8.13                 12,735,000(d)      11,748,038
Cincinnati Bell
   07-15-13                7.25                 10,020,000          9,418,800
  Sr Sub Nts
   01-15-14                8.38                 15,930,000         14,257,350
Fairpoint Communications
  Sr Sub Nts
   05-01-10               12.50                  7,840,000          8,290,800
  Sr Sub Nts Series B
   05-01-08                9.50                 10,855,000         10,637,900
GCI
  Sr Nts
   02-15-14                7.25                 13,510,000(d)      12,699,400
Inmarsat Finance
  (U.S. Dollar)
   06-30-12                7.63                  6,735,000(c,d)     6,650,813
MCI
  Sr Nts
   05-01-09                6.69                  5,000,000          4,687,500
Qwest Capital Funding
   02-15-11                7.25                 10,000,000          8,275,000
Qwest Services
   12-15-10               13.50                 11,833,000(d)      13,637,533
Total                                                             100,303,134

Textiles & apparel (0.3%)
Levis Strauss
  Sr Nts
   12-15-12               12.25                  9,765,000          8,910,563

Utilities -- electric (3.8%)
Aquila
  Sr Nts
   11-15-09                7.63                 18,600,000         17,344,500
   02-01-11                9.95                  7,350,000          7,350,000
DPL
  Sr Nts
   09-01-11                6.88                  8,145,000          8,145,000
IPALCO Enterprises
   11-14-08                8.38                  7,960,000          8,676,400
   11-14-11                8.63                 13,985,000         15,243,650
Midwest Generation LLC
   05-01-34                8.75                 16,310,000(d)      16,065,350

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Issuer                    Coupon                 Principal           Value(a)
                           rate                   amount

Utilities -- electric (cont.)
NRG Energy
   12-15-13                8.00%               $23,675,000(d)     $23,675,000
Sierra Pacific Power
   04-15-12                6.25                  3,320,000(d)       3,146,032
Total                                                              99,645,932

Utilities -- natural gas (5.2%)
ANR Pipeline
   03-15-10                8.88                 13,835,000         15,010,974
Dynegy Holdings
   07-15-10                9.88                  4,480,000(d)       4,704,000
   07-15-13               10.13                  5,730,000(d)       6,073,800
El Paso
   06-15-12                7.88                  1,975,000          1,738,000
El Paso Natl Gas
  Sr Nts Series A
   08-01-10                7.63                 10,800,000         10,908,000
El Paso Production Holding
   06-01-13                7.75                 11,320,000         10,697,400
Northwest Pipeline
   03-01-10                8.13                  4,890,000          5,250,638
Sonat
   07-15-11                7.63                  7,690,000          6,651,850
Southern Natural Gas
   03-15-10                8.88                 11,995,000         13,014,575
Southern Star Central
   08-01-10                8.50                 13,915,000         14,541,175
Transcontinental Gas Pipeline
  Series B
   08-15-11                7.00                  9,360,000          9,594,000
  Sr Nts Series B
   07-15-12                8.88                  7,470,000          8,366,400
Williams Companies
   03-15-12                8.13                  7,225,000          7,622,375
   07-15-19                7.63                 12,515,000         11,732,813
  Sr Nts
   06-01-10                8.63                 10,700,000         11,663,000
Total                                                             137,569,000

Variable rate senior loan interests (3.3%)
American Commercial Lines LLC
  Term Loan A
   06-30-05                5.13                  5,471,555          5,061,188
  Term Loan B
   06-30-06                5.38                  8,778,445          8,120,062
Celanese BCP Luxembourg
  Holding Bridge
  Term Loan B
   04-06-05                9.09                 21,357,667(i)      21,357,667
Qwest
  Term Loan B
   06-30-10                6.95                 56,280,000         53,254,950
Total                                                              87,793,867

Total bonds
(Cost: $2,457,639,053)                                         $2,458,072,657

Common stocks (--%)(b)
Issuer                                            Shares             Value(a)
Arena Brands                                       111,111(i)        $648,888
Link Energy LLC                                  1,675,884            134,071
Orius                                               88,405(i,j)            --
PFB Telecom Cl B                                   960,262(i)               1
Stellex Aerostructures                               2,460(i,j)            --

Total common stocks
(Cost: $67,595,635)                                                  $782,960

Preferred stocks & other (2.1%)
Issuer                                            Shares             Value(a)

Dobson Communications
   13.00%                                            2,630         $1,788,400
Orius Tranche Series A
  Warrants                                          97,954(b,i,j)          --
Orius Tranche Series B
  Warrants                                         103,111(b,i,j)          --
Orius Tranche Series C
  Warrants                                         229,133(b,i,j)          --
SGW Holding
  Cm Pay-in-kind Series B                          227,301(b,h,i,j)        --
  Cv Series A                                       87,091(b,i,j,)         --
  Warrants                                           2,750(b,i,j)          --
Varde Fund V LP                                 25,000,000(b,e,i)  46,707,292
Wayland Investment LLC                          26,000,000(b,e,i)   5,718,180

Total preferred stocks & other
(Cost: $60,356,297)                                               $54,213,872

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Short-term securities (2.5%)(k)
Issuer                  Annualized                Amount             Value(a)
                       yield on date            payable at
                        of purchase              maturity

U.S. government agency (1.4%)
Federal Home Loan Mtge Corp Disc Nts
   07-20-04                1.03%                $6,300,000         $6,290,420
   08-24-04                1.14                 30,000,000         29,924,400
Total                                                              36,214,820

Commercial paper (1.1%)
Household Finance
   06-01-04                1.03                 13,300,000         13,298,478
Jupiter Securitization
   06-15-04                1.04                 16,669,000(l)      16,660,332
Total                                                              29,958,810

Total short-term securities
(Cost: $66,167,649)                                               $66,173,630

Total investments in securities
(Cost: $2,651,758,634)(m)                                      $2,579,243,119

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
19   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of May 31, 2004, the value of foreign securities represented 9.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2004, the value of these securities amounted to $833,712,923 or 31.7% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(g) At May 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $10,828,340.

(h) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at May 31, 2004, is as follows:

     Security                                   Acquisition              Cost
                                                   dates
     Arena Brands
       Common                                    09-03-92         $ 5,888,888
     Celanese BCP Luxembourg Holding Bridge
       9.09% Term Loan B 2005                    02-20-04          21,250,879
     Crown Paper
       11.00% Sr Sub Nts 2005             11-22-96 thru 03-14-00   24,943,013
     Flooring America
       9.25% Series B 2007                10-09-97 thru 12-17-02   10,309,671
     Metris Companies
       10.60% 2007                        05-04-04 thru 05-19-04   17,316,250
     Noveon
       13.00% Pay-in-kind 2011            03-10-03 thru 03-09-04   15,129,935
     Orius
       Common                             02-04-00 thru 05-07-01   14,247,800
     Orius Tranche Series A
       Warrants                                  04-22-04                  --
     Orius Tranche Series B
       Warrants                                  04-22-04                  --
     Orius Tranche Series C
       Warrants                                  04-22-04                  --
     PFB Telecom CIB
       Common                             12-12-97 thru 11-13-00   34,046,050

--------------------------------------------------------------------------------
20   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

     Security                                   Acquisition              Cost
                                                   dates
     SGW Holding
       Cm Pay-in-kind Series B            08-12-97 thru 04-15-03  $ 2,990,754
       Cv Series A                               08-12-97             899,998
       Warrants                                  08-12-97             867,900
     Stellex Aerostructures
       Common                                    01-08-03                  --
     Varde Fund V LP                      04-27-00 thru 06-19-00   25,000,000
     Wayland Investment Fund LLC                 05-17-00          28,911,480

(j)  Negligible market value.

(k) Cash collateral received from security lending activity is invested in short-term securities and represents 1.1% of this category (see Note 4 to the financial statements). 1.4% of the short-term securities is the Fund's cash equivalent position.

(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2004, the value of these securities amounted to $16,660,332 or 0.6% of net assets.

(m) At May 31, 2004, the cost of securities for federal income tax purposes was $2,641,602,189 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $ 106,817,043
     Unrealized depreciation                                     (169,176,113)
                                                                 ------------
     Net unrealized depreciation                                $ (62,359,070)
                                                                -------------

--------------------------------------------------------------------------------
21   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
High Yield Portfolio

May 31, 2004
Assets
Investments in securities, at value (Note 1)*
(identified cost $2,651,758,634)                                  $2,579,243,119
Dividends and accrued interest receivable                             49,803,666
Receivable for investment securities sold                             64,165,028
Other receivable                                                       1,263,974
                                                                       ---------
Total assets                                                       2,694,475,787
                                                                   -------------
Liabilities
Disbursements in excess of cash on demand deposit                        451,298
Payable for investment securities purchased                           33,731,046
Payable upon return of securities loaned (Note 4)                     27,755,670
Accrued investment management services fee                                40,956
Other accrued expenses                                                    61,654
                                                                          ------
Total liabilities                                                     62,040,624
                                                                      ----------
Net assets                                                        $2,632,435,163
                                                                  ==============
* Including securities on loan, at value (Note 4)                 $   26,346,593
                                                                  --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Statement of operations
High Yield Portfolio

Year ended May 31, 2004
Investment income
Income:
Dividends                                                                   $  2,869,331
Interest                                                                     223,158,630
Fee income from securities lending (Note 4)                                      126,528
                                                                                 -------
Total income                                                                 226,154,489
                                                                             -----------
Expenses (Note 2):
Investment management services fee                                            15,136,003
Compensation of board members                                                     16,050
Custodian fees                                                                   199,343
Audit fees                                                                        39,000
Other                                                                             41,511
                                                                                  ------
Total expenses                                                                15,431,907
                                                                              ----------
Investment income (loss) -- net                                              210,722,582
                                                                             -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            144,795,596
   Foreign currency transactions                                                     542
                                                                                     ---
Net realized gain (loss) on investments                                      144,796,138
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies        (35,561,090)
                                                                             -----------
Net gain (loss) on investments and foreign currencies                        109,235,048
                                                                             -----------
Net increase (decrease) in net assets resulting from operations             $319,957,630
                                                                            ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
23   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Statements of changes in net assets
High Yield Portfolio

Year ended May 31,                                                              2004                  2003
Operations
Investment income (loss) -- net                                           $  210,722,582        $  193,027,760
Net realized gain (loss) on investments                                      144,796,138          (377,353,435)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies        (35,561,090)          350,838,704
                                                                             -----------           -----------
Net increase (decrease) in net assets resulting from operations              319,957,630           166,513,029
                                                                             -----------           -----------
Proceeds from contributions                                                  129,597,178           142,825,746
Fair value of withdrawals                                                   (261,550,279)         (318,702,199)
                                                                            ------------          ------------
Net contributions (withdrawals) from partners                               (131,953,101)         (175,876,453)
                                                                            ------------          ------------
Total increase (decrease) in net assets                                      188,004,529            (9,363,424)
Net assets at beginning of year                                            2,444,430,634         2,453,794,058
                                                                           -------------         -------------
Net assets at end of year                                                 $2,632,435,163        $2,444,430,634
                                                                          ==============        ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Notes to Financial Statements

High Yield Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in high-yielding, high risk corporate bonds, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------
25   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------
26   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Illiquid securities

As of May 31, 2004, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of May 31, 2004 was $107,437,665 representing 4.08% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Portfolio.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. As of May 31, 2004, the Portfolio has entered into outstanding when-issued securities of $10,828,340.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. Non-cash dividends or interest included in investment income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily. The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

--------------------------------------------------------------------------------
27   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested trustees may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the underlying Fund or other American Express mutual funds. The Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolio until distributed in accordance with the Plan.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,656,534,856 and $3,576,843,966, respectively, for the year ended May 31, 2004. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES

As of May 31, 2004, securities valued at $26,346,593 were on loan to brokers. For collateral, the Portfolio received $27,755,670 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $126,528 for the year ended May 31, 2004. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
28   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

5. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Portfolio's results.

Ratios/supplemental data
Fiscal period ended May 31,                                             2004       2003       2002       2001       2000
Ratio of expenses to average daily net assets(a)                        .58%       .59%       .58%       .59%       .57%
Ratio of net investment income (loss) to average daily net assets      7.90%      8.80%      9.13%     11.92%     10.69%
Portfolio turnover rate (excluding short-term securities)               140%       139%       125%        76%        44%
Total return(b)                                                       13.06%      8.06%     (3.69%)     (.58%)    (2.08%)

(a) Expense ratio is based on total expenses of the Portfolio before reduction of earnings credits on cash balances. The ratio does not include feeder fund expenses.

(b) Total return is based on a calculated Portfolio NAV and does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
29   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Report of Independent  Registered Public Accounting Firm

THE BOARD OF TRUSTEES AND UNITHOLDERS

INCOME TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of High Yield Portfolio (a series of Income Trust) as of May 31, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended May 31, 2004, and the financial highlights for each of the years in the five-year period ended May 31, 2004. These financial statements and the financial highlights are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Portfolio as of May 31, 2004, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

July 20, 2004

--------------------------------------------------------------------------------
30   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP High Yield Bond Fund

May 31, 2004
Assets
Investment in Portfolio (Note 1)                                                                    $ 2,632,318,870
Capital shares receivable                                                                                   853,976
                                                                                                            -------
Total assets                                                                                          2,633,172,846
                                                                                                      -------------
Liabilities
Dividends payable to shareholders                                                                           989,819
Capital shares payable                                                                                      574,306
Accrued distribution fee                                                                                     34,811
Accrued service fee                                                                                               2
Accrued transfer agency fee                                                                                  10,062
Accrued administrative services fee                                                                           3,287
Other accrued expenses                                                                                      192,146
                                                                                                            -------
Total liabilities                                                                                         1,804,433
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                  $ 2,631,368,413
                                                                                                    ===============
Represented by
Capital stock -- $.01 par value (Note 1)                                                            $     9,596,133
Additional paid-in capital                                                                            4,156,683,549
Undistributed net investment income                                                                      17,290,301
Accumulated net realized gain (loss) (Note 4)                                                        (1,481,081,996)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   (71,119,574)
                                                                                                        -----------
Total -- representing net assets applicable to outstanding capital stock                            $ 2,631,368,413
                                                                                                    ===============
Net assets applicable to outstanding shares:               Class A                                  $ 1,809,955,268
                                                           Class B                                  $   781,494,376
                                                           Class C                                  $    39,347,407
                                                           Class I                                  $         9,662
                                                           Class Y                                  $       561,700
Net asset value per share of outstanding capital stock:    Class A shares      659,866,082          $          2.74
                                                           Class B shares      285,100,518          $          2.74
                                                           Class C shares       14,438,305          $          2.73
                                                           Class I shares            3,521          $          2.74
                                                           Class Y shares          204,882          $          2.74
                                                                                   -------          ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
31   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Statement of operations
AXP High Yield Bond Fund

Year ended May 31, 2004
Investment income
Income:
Dividends                                                                                              $  2,869,211
Interest                                                                                                223,164,809
Fee income from securities lending                                                                          126,522
                                                                                                            -------
Total income                                                                                            226,160,542
                                                                                                        -----------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                        15,431,258
Distribution fee
   Class A                                                                                                4,576,449
   Class B                                                                                                7,870,264
   Class C                                                                                                  376,745
Transfer agency fee                                                                                       3,290,863
Incremental transfer agency fee
   Class A                                                                                                  237,422
   Class B                                                                                                  167,887
   Class C                                                                                                    7,074
Service fee -- Class Y                                                                                          771
Administrative services fees and expenses                                                                 1,227,227
Compensation of board members                                                                                12,041
Printing and postage                                                                                        516,940
Registration fees                                                                                           195,527
Audit fees                                                                                                   13,000
Other                                                                                                        26,738
                                                                                                             ------
Total expenses                                                                                           33,950,206
   Earnings credits on cash balances (Note 2)                                                               (24,691)
                                                                                                            -------
Total net expenses                                                                                       33,925,515
                                                                                                         ----------
Investment income (loss) -- net                                                                         192,235,027
                                                                                                        -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                                144,789,112
   Foreign currency transactions                                                                                542
                                                                                                                ---
Net realized gain (loss) on investments                                                                 144,789,654
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   (35,559,091)
                                                                                                        -----------
Net gain (loss) on investments and foreign currencies                                                   109,230,563
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $301,465,590
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
32   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Statements of changes in net assets
AXP High Yield Bond Fund

Year ended May 31,                                                               2004                   2003
Operations and distributions
Investment income (loss) -- net                                           $  192,235,027        $  177,316,157
Net realized gain (loss) on investments                                      144,789,654          (377,342,855)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies        (35,559,091)          350,828,372
                                                                             -----------           -----------
Net increase (decrease) in net assets resulting from operations              301,465,590           150,801,674
                                                                             -----------           -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                (134,757,843)         (119,679,119)
     Class B                                                                 (51,954,829)          (47,332,737)
     Class C                                                                  (2,504,220)           (1,586,489)
     Class I                                                                        (302)                   --
     Class Y                                                                     (58,506)              (45,459)
   Tax return of capital
     Class A                                                                          --            (6,864,499)
     Class B                                                                          --            (2,714,889)
     Class C                                                                          --               (90,997)
     Class Y                                                                          --                (2,608)
                                                                            ------------          ------------
Total distributions                                                         (189,275,700)         (178,316,797)
                                                                            ------------          ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                   459,864,402           346,054,593
   Class B shares                                                            201,230,467           182,231,463
   Class C shares                                                             20,138,072            17,481,732
   Class I shares                                                                 26,626                    --
   Class Y shares                                                                802,502               621,295
Reinvestment of distributions at net asset value
   Class A shares                                                            100,451,105            90,738,834
   Class B shares                                                             41,694,620            38,831,129
   Class C shares                                                              2,018,581             1,310,775
   Class I shares                                                                     97                    --
   Class Y shares                                                                 58,365                48,392
Payments for redemptions
   Class A shares                                                           (489,630,961)         (436,155,601)
   Class B shares (Note 2)                                                  (243,395,105)         (211,944,757)
   Class C shares (Note 2)                                                   (14,666,421)           (9,222,933)
   Class I shares                                                                (16,586)                   --
   Class Y shares                                                             (1,125,673)             (698,094)
                                                                            ------------          ------------
Increase (decrease) in net assets from capital share transactions             77,450,091            19,296,828
                                                                            ------------          ------------
Total increase (decrease) in net assets                                      189,639,981            (8,218,295)
Net assets at beginning of year                                            2,441,728,432         2,449,946,727
                                                                           -------------         -------------
Net assets at end of year                                                 $2,631,368,413        $2,441,728,432
                                                                          ==============        ==============
Undistributed net investment income                                       $   17,290,301        $   14,330,432
                                                                          --------------        --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
33   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Notes to Financial Statements

AXP High Yield Bond Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP High Yield Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP High Yield Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

Effective March 4, 2004, the Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. As of May 31, 2004, AEFC and the AXP Portfolio Builder Funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in High Yield Portfolio

The Fund invests all of its assets in the High Yield Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in high-yielding, high risk corporate bonds, commonly known as junk bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of May 31, 2004 was 99.99%.

--------------------------------------------------------------------------------
34   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

All securities held by the Portfolio are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $542 and accumulated net realized loss has been increased by $542.

--------------------------------------------------------------------------------
35   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

Year ended May 31,                           2004              2003

Class A
Distributions paid from:
   Ordinary income                       $134,757,843      $119,679,119
   Long-term capital gain                          --                --
   Tax return of capital                           --         6,864,499
Class B
Distributions paid from:
   Ordinary income                         51,954,829        47,332,737
   Long-term capital gain                          --                --
   Tax return of capital                           --         2,714,889
Class C
Distributions paid from:
   Ordinary income                          2,504,220         1,586,489
   Long-term capital gain                          --                --
   Tax return of capital                           --            90,997
Class I*
Distributions paid from:
   Ordinary income                                302               N/A
   Long-term capital gain                          --               N/A
   Tax return of capital                           --               N/A
Class Y
Distributions paid from:
   Ordinary income                             58,506            45,459
   Long-term capital gain                          --                --
   Tax return of capital                           --             2,608

* Inception date was March 4, 2004.

As of May 31, 2004, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                           $     1,624,008
Accumulated long-term gain (loss)                       $(1,471,670,697)
Unrealized appreciation (depreciation)                  $   (63,874,761)

Dividends to shareholders

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

--------------------------------------------------------------------------------
36   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $4,238,352 for Class A, $634,215 for Class B and $12,734 for Class C for the year ended May 31, 2004.

During the year ended May 31, 2004, the Fund's transfer agency fees were reduced by $24,691 as a result of earnings credits from overnight cash balances.

--------------------------------------------------------------------------------
37   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                                  Year ended May 31, 2004
                                              Class A         Class B       Class C    Class I*      Class Y
Sold                                      167,296,822      73,192,665     7,364,149       9,369      295,282
Issued for reinvested distributions        36,258,216      15,065,058       732,751          34       21,156
Redeemed                                 (177,407,294)    (88,507,815)   (5,359,957)     (5,882)    (408,491)
                                         ------------     -----------    ----------      ------     --------
Net increase (decrease)                    26,147,744        (250,092)    2,736,943       3,521      (92,053)
                                           ----------        --------     ---------       -----      -------

* Inception date was March 4, 2004.
                                                                  Year ended May 31, 2003
                                              Class A         Class B       Class C     Class I      Class Y
Sold                                      140,130,231      73,550,210     7,134,615         N/A      251,069
Issued for reinvested distributions        37,191,962      15,924,113       539,704         N/A       19,784
Redeemed                                 (177,934,640)    (86,475,991)   (3,779,769)        N/A     (284,857)
                                         ------------     -----------    ----------      ------     --------
Net increase (decrease)                      (612,447)      2,998,332     3,894,550         N/A      (14,004)
                                             --------       ---------     ---------      ------      -------

4. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $1,471,670,697 as of May 31, 2004, that will expire in 2007 through 2013 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the year ended May 31, 2004.

--------------------------------------------------------------------------------
38   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended May 31,                                               2004       2003       2002       2001       2000
Net asset value, beginning of period                                     $2.62      $2.65      $3.07      $3.48      $3.97
Income from investment operations:
Net investment income (loss)                                               .21        .21        .25        .38        .39
Net gains (losses) (both realized and unrealized)                          .11       (.03)      (.38)      (.41)      (.49)
Total from investment operations                                           .32        .18       (.13)      (.03)      (.10)
Less distributions:
Dividends from net investment income                                      (.20)      (.20)      (.24)      (.38)      (.39)
Tax return of capital                                                       --       (.01)      (.05)        --         --
Total distributions                                                       (.20)      (.21)      (.29)      (.38)      (.39)
Net asset value, end of period                                           $2.74      $2.62      $2.65      $3.07      $3.48

Ratios/supplemental data
Net assets, end of period (in millions)                                 $1,810     $1,662     $1,681     $1,898     $2,224
Ratio of expenses to average daily net assets(b)                         1.04%      1.07%      1.03%      1.04%       .99%
Ratio of net investment income (loss) to average daily net assets        7.47%      8.35%      8.73%     11.54%     10.32%
Portfolio turnover rate (excluding short-term securities)                 140%       139%       125%        76%        44%
Total return(c)                                                         12.51%      7.53%     (4.31%)     (.94%)    (2.78%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
39   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended May 31,                                               2004       2003       2002       2001       2000
Net asset value, beginning of period                                     $2.62      $2.65      $3.07      $3.48      $3.97
Income from investment operations:
Net investment income (loss)                                               .19        .19        .23        .35        .36
Net gains (losses) (both realized and unrealized)                          .11       (.03)      (.38)      (.41)      (.49)
Total from investment operations                                           .30        .16       (.15)      (.06)      (.13)
Less distributions:
Dividends from net investment income                                      (.18)      (.18)      (.22)      (.35)      (.36)
Tax return of capital                                                       --       (.01)      (.05)        --         --
Total distributions                                                       (.18)      (.19)      (.27)      (.35)      (.36)
Net asset value, end of period                                           $2.74      $2.62      $2.65      $3.07      $3.48

Ratios/supplemental data
Net assets, end of period (in millions)                                   $781       $748       $748       $807       $917
Ratio of expenses to average daily net assets(b)                         1.80%      1.83%      1.79%      1.80%      1.75%
Ratio of net investment income (loss) to average daily net assets        6.70%      7.59%      7.94%     10.79%      9.58%
Portfolio turnover rate (excluding short-term securities)                 140%       139%       125%        76%        44%
Total return(c)                                                         11.66%      6.73%     (5.05%)    (1.69%)    (3.53%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
40   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended May 31,                                               2004       2003       2002       2001(b)
Net asset value, beginning of period                                     $2.61      $2.64      $3.05      $3.48
Income from investment operations:
Net investment income (loss)                                               .19        .19        .23        .32
Net gains (losses) (both realized and unrealized)                          .11       (.03)      (.37)      (.43)
Total from investment operations                                           .30        .16       (.14)      (.11)
Less distributions:
Dividends from net investment income                                      (.18)      (.18)      (.22)      (.32)
Tax return of capital                                                       --       (.01)      (.05)        --
Total distributions                                                       (.18)      (.19)      (.27)      (.32)
Net asset value, end of period                                           $2.73      $2.61      $2.64      $3.05

Ratios/supplemental data
Net assets, end of period (in millions)                                    $39        $31        $21         $8
Ratio of expenses to average daily net assets(c)                         1.80%      1.83%      1.79%      1.80%(d)
Ratio of net investment income (loss) to average daily net assets        6.71%      7.52%      7.39%     11.10%(d)
Portfolio turnover rate (excluding short-term securities)                 140%       139%       125%        76%
Total return(e)                                                         11.71%      6.78%     (4.76%)    (2.92%)(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
41   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Class I
Per share income and capital changes(a)
Fiscal period ended May 31,                                             2004(b)
Net asset value, beginning of period                                   $2.83
Income from investment operations:
Net investment income (loss)                                             .08
Net gains (losses) (both realized and unrealized)                       (.11)
Total from investment operations                                        (.03)
Less distributions:
Dividends from net investment income                                    (.06)
Net asset value, end of period                                         $2.74

Ratios/supplemental data
Net assets, end of period (in millions)                                  $--
Ratio of expenses to average daily net assets(c)                        .65%(d)
Ratio of net investment income (loss) to average daily net assets      7.30%(d)
Portfolio turnover rate (excluding short-term securities)               140%
Total return(e)                                                       (1.39%)(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
42   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended May 31,                                               2004       2003       2002       2001       2000
Net asset value, beginning of period                                     $2.62      $2.65      $3.07      $3.48      $3.97
Income from investment operations:
Net investment income (loss)                                               .21        .21        .26        .38        .39
Net gains (losses) (both realized and unrealized)                          .12       (.03)      (.38)      (.41)      (.49)
Total from investment operations                                           .33        .18       (.12)      (.03)      (.10)
Less distributions:
Dividends from net investment income                                      (.21)      (.20)      (.25)      (.38)      (.39)
Tax return of capital                                                       --       (.01)      (.05)        --         --
Total distributions                                                       (.21)      (.21)      (.30)      (.38)      (.39)
Net asset value, end of period                                           $2.74      $2.62      $2.65      $3.07      $3.48

Ratios/supplemental data
Net assets, end of period (in millions)                                     $1         $1         $1         $1         $1
Ratio of expenses to average daily net assets(b)                          .88%       .91%       .87%       .88%       .83%
Ratio of net investment income (loss) to average daily net assets        7.60%      8.52%      8.80%     11.72%     10.34%
Portfolio turnover rate (excluding short-term securities)                 140%       139%       125%        76%        44%
Total return(c)                                                         12.67%      7.70%     (4.17%)     (.78%)    (2.68%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
43   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP HIGH YIELD INCOME SERIES, INC.

We have audited the accompanying statement of assets and liabilities of AXP High Yield Bond Fund (a series of AXP High Yield Income Series, Inc.) as of May 31, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended May 31, 2004, and the financial highlights for each of the years in the five-year period ended May 31, 2004. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP High Yield Bond Fund, as of May 31, 2004, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

July 20, 2004

--------------------------------------------------------------------------------
44   --   AXP HIGH YIELD BOND FUND   --   2004 ANNUAL REPORT

PART C. OTHER INFORMATION

Item 22.   Exhibits

(a)(1) Articles of Incorporation, as amended Nov. 14, 1991, filed as Exhibit No. 1 to Post-Effective Amendment No. 17 to Registration Statement No. 2-86637, are incorporated by reference.

(a)(2) Articles of Amendment, dated June 16, 1999, filed electronically as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-86637 filed on or about July 25, 2001 is incorporated by reference.

(a)(3) Articles of Amendment, dated Nov. 14, 2002, filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 36 to Registration Statement No. 2-86637, is incorporated by reference.

(b)       By-laws, as amended January 11, 2001, filed  electronically as Exhibit
          (b) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-86637 filed on or about July 25, 2001 is incorporated by reference.

(c) Stock certificate for common stock, filed as Exhibit No. 4 to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.

(d)(1) AXP High Yield Bond Fund, a series of the Registrant, has adopted a master/feeder operating structure. Therefore, the Investment Management Services Agreement is with the corresponding master portfolio. Investment Management Services Agreement, dated June 10, 1996, between Income Trust, on behalf of Government Income Portfolio, High Yield Portfolio and Quality Income Portfolio, and American Express Financial Corporation, filed on or about July 30, 1998 as
          Exhibit 5 to Amendment No. 4 to Registration Statement No. 811-7307 is incorporated by reference.

(d)(2) Amendment to Investment Management Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (d)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Income Trust's Amendment to Investment Management Services Agreement differs from the one incorporated by reference only by the fact that Income Trust is one executing party.

(e) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22 to Registration Statement
          No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant and First National Bank of Minneapolis, dated July 23, 1986, refiled electronically as Exhibit 8
          (a) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 2-86637, is incorporated by reference

(g)(2) Addendum to the Custodian Agreement, dated June 10, 1996, between Registrant, First Bank National Association and American Express Financial Corporation, filed electronically as Exhibit 8(b) to Post-Effective Amendment No. 27 to Registration Statement No. 2-86637, is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, is incorporated by reference to Exhibit 9(d) to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 2-86637 filed on or about
          July 30, 1998.

(h)(2) Amendment to Administrative Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (h)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.
          Registrant's Amendment to Administrative Services Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(3) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept.23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc. Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(4) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit
          (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(h)(5)    Class Y  Shareholder  Service  Agreement  between IDS Precious
          Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(6) Transfer Agency Agreement, dated May 1, 2003, between Registrant and American Express Client Service Corporation filed electronically as Exhibit (h)(6) to Registrant's Post-Effective Amendment No. 36 to Registration Statement No. 2-86637, is incorporated by reference.

(h)(7) Agreement and Plan of Reorganization, dated March 10, 2000, between Strategist Income Fund, Inc., on behalf of Strategist High Yield Fund, and AXP Extra Income Fund, Inc. is incorporated by reference to Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 2-86637 filed on or about July 28, 2000.

(h)(8) Amended Class I Shares Transfer Agency Agreement between the American Express Funds and American Express Client Service Corporation, dated Nov. 13, 2003 (amended June 1, 2004), filed electronically on or about July 29, 2004 as Exhibit (h)(14) to AXP Discovery Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)       Omitted Financial Statements: Not Applicable.

(l)       Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement No. 2-72174 filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(m)(2) Plan and Agreement of Distribution for Class C Shares dated March 9, 2000 between AXP Bond Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m)(2) to AXP Bond Fund, Inc. Post-Effective Amendment No. 51 to Registration Statement No. 2-51586 filed on or about June 14, 2000. Registrant's Plan and Agreement of Distribution for Class C Shares differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(n) Amended 18f-3 Plan, dated as of May 26, 2004, filed electronically on or about July 29, 2004 as Exhibit (n) to AXP Discovery Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(o)       Reserved.

(p)(1)    Code  of  Ethics  adopted  under  Rule  17j-1  for  Registrant   filed
          electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc. Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated January 2, 2004, filed electronically on or about January 12, 2004 as Exhibit (p)(2) to AXP Discovery Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-72174 is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement dated July 7, 2004, is filed electronically herewith.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Post-Effective Amendment No. 35 to Registration Statement No. 2-86637 is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 17, 2002, filed electronically as Exhibit
          (q)(3) to Registrant's Post-Effective Amendment No. 36 to Registration Statement No. 2-86637, is incorporated by reference.

(q)(4) Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 7, 2004, is filed electronically herewith.

(q)(5) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(4) to Post-Effective Amendment No. 35 to Registration Statement No. 2-86637 is incorporated by reference.

(q)(6) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 18, 2002, filed electronically as Exhibit
          (q)(6) to Registrant's Post-Effective Amendment No. 36 to Registration Statement No. 2-86637, is incorporated by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 24. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 25.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  Director and Executive
                                Insurance Company                                         Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 AXP Financial Center    Director and President
                                Insurance Company            Minneapolis MN  55474

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management Group
and Asset Management Group
                                American Express Asset                                    Director and President
                                Management Group Inc.

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing                                      Manager
                                Group LLC

John M. Baker                   American Express Financial                                Vice President - Chief Client
Vice President - Plan Sponsor   Advisors Inc.                                             Service Officer
Services
                                American Express Asset                                    Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555
                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Vice President-Insurance
                                Insurance Company                                         Products

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Arthur H. Berman                American Enterprise Life                                  Director, Vice President - Finance
Senior Vice President and       Insurance Company
Chief Financial Officer
                                American Express                                          Senior Vice President and
                                Financial Advisors Inc.                                   Chief Financial Officer

                                American Express                                          Director
                                Trust Company

                                American Partners Life                                    Director, Vice President - Finance
                                Insurance Company

                                IDS Life Insurance                                        Director, Executive Vice
                                Company                                                   President - Finance

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Senior Vice President
and Treasurer                   Advisory Capital Strategies                               Treasurer
                                Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Quantitative                                     Treasurer
                                Equity (General Partner) LLC

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Vice President and Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                American Express Asset Management                         Treasurer
                                Group, Inc.

                                American Express Asset Management                         Treasurer
                                International, Inc.

                                American Express                                          Director and Treasurer
                                Certificate Company

                                American Express Client                                   Treasurer
                                Service Corporation

                                American Express Corporation                              Treasurer

                                American Express Financial                                Director, Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President and Treasurer
                                Advisors Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                AMEX Assurance Company                                    Treasurer

                                Boston Equity General                                     Treasurer
                                Partner LLC

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and Treasurer
                                Development Corp.

                                Kenwood Capital                                           Treasurer
                                Management LLC

                                Threadneedle Asset Management                             Director
                                Holdings LTD

Robert C. Bloomer               American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III
                                American Express Financial                                Vice President - Technologies III
                                Corporation

Leslie H. Bodell                American Express                                          Vice President - Technologies I
Vice President -                Financial Advisors Inc.
Technologies I

Kenneth I. Chenault
Director

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - RL HR/US Retail
Vice President - Retail         Advisors Inc.
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman of the Board,
Director, Chairman of           Advisors Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer         Threadneedle Asset                                        Chairman of the Board
                                Management Holdings LTD

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 American Express Financial                                Vice President - Employee
Vice President - Employee       Advisors Inc.                                             Communications
Communications

Paul Jame Dolan                 American Express Financial                                Vice President - CAO Product Sales
Vice President -                Advisors Inc.
CAO Product Sales

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Benjamin R. Field               American Express                                          Vice President - Finance Education &
Vice President - Finance        Financial Advisors Inc.                                   Planning Services
Education & Planning
Services

Gordon M. Fines                 American Express Asset                                    Senior Vice President -
Vice President - Senior         Management Group Inc.                                     Growth Spectrum
Portfolio Manager I
                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager I

Giunero Floro                   American Express                                          Vice President - Creative Services
Vice President - Creative       Financial Advisors Inc.
Services

Terrence J. Flynn               American Express                                          Vice President - Brokerage Clearing
Vice President - Brokerage      Financial Advisors Inc.                                   Operations
Clearing Operations
                                American Enterprise                                       Senior Vice President
                                Investment Services Inc.

                                American Express Client                                   Director and Senior Vice President -
                                Service Corporation                                       Clearing Operations

Jeffery P. Fox                  American Express                                          Vice President - Investment Accounting
Vice President -                Financial Advisors Inc.
Investment Accounting
                                IDS Life Series, Inc.                                     Chief Financial Officer

                                IDS Life Variable Annuity                                 Chief Financial Officer
                                Funds A & B

Barbara H. Fraser               American Express Financial                                Executive Vice President - AEFA Products
Executive Vice                  Advisors Inc.                                             and Corporate Marketing
President - Chief
Marketing Officer

Peter A. Gallus                 Advisory Capital Strategies                               Director
Vice President - Investment     Group Inc.
Administration
                                American Express Financial                                Vice President - CAO - AEFA
                                Advisors Inc.                                             Investment Management

                                American Express Asset                                    Assistant Treasurer
                                Management Group, Inc.

                                American Express Asset                                    Assistant Treasurer
                                Management International, Inc.

                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Steve Guida                     American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Client                                   Director
                                Service Corporation

                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice President -         Advisors Inc.                                             President - Field Management
Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Fixed Income                                                             Investments
Investment Administration
Officer                         American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Fixed Income
                                Advisors Inc.                                             Investment  Administration Officer

                                American Partners Life       1751 AXP Financial Center    Vice President - Investments
                                Insurance Company            Minneapolis, MN  55474

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments

                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investments
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President -  U.S.
Senior Vice President -         Advisors Inc.                                             Advisor Group
U.S. Advisor Group

Henry Heitman
Vice President - Brokerage
Product Development

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director, Vice President - Third
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555        Party Distribution
Distribution
                                American Enterprise Life     829 AXP Financial Center     Director and President
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Financial                                Vice President - Third
                                Advisors Inc.                                             Party Distribution

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director and Vice President -
                                of New York                  P.O. Box 5555                Third Party Distribution
                                                             Albany, NY  12205-0555

Debra A. Hutchinson             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

James M. Jensen                 American Express Financial                                Vice President - Compensation
Vice President - Advice and     Advisors Inc.                                             and Licensing Services
Retail Distribution Group,
Product, Compensation and       American Express Insurance                                Director, Vice President
Field Administration            Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.

Nancy E. Jones                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Marketing
Marketing

William A. Jones                American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services
Distribution Services

Michelle M. Keeley              AMEX Assurance Company                                    Vice President-Investments
Senior Vice President -
Fixed Income                    American Centurion Life                                   Vice President-Investments
                                Assurance Company

                                American Enterprise Life                                  Vice President-Investments
                                Insurance Company

                                American Express                                          Director and Senior Vice President -
                                Asset Management                                          Fixed Income
                                Group, Inc.

                                American Express                                          Vice President-Investments
                                Certificate Company

                                American Express Financial                                Senior Vice President-Fixed Income
                                Advisors Inc.

                                American Partners Life                                    Vice President-Investments
                                Insurance Company

                                IDS Life Insurance Company                                Vice President-Investments

                                IDS Life Insurance Company                                Vice President-Investments
                                of New York

                                IDS Life Series Fund Inc.                                 Vice President-Investments

                                IDS Life Variable Annuity                                 Vice President-Investments
                                Funds A and B

Claire Kolmodin                 American Express Financial                                Vice President - Strategic
Vice President - Strategic      Advisors Inc.                                             Initiatives
Initiatives

Christopher J. Kopka            Advisory Capital Partners LLC                             Money Laundering
Money Laundering                                                                          Prevention Officer
Prevention Officer
                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Quantitative                                     Money Laundering
                                Equity (General Partner) LLC                              Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise Life                                  Money Laundering
                                Insurance Company                                         Prevention Officer

                                American Express Asset Management                         Money Laundering
                                Group, Inc.                                               Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                American Express                                          Money Laundering
                                Certificate Company                                       Prevention Officer

                                American Express Client                                   Money Laundering
                                Service Corporation                                       Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Inc.                                             Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Japan Inc.                                       Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Texas Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Kentucky, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Maryland, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Mississippi, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Pennsylvania, Inc.

                                American Express Trust Company                            Money Laundering
                                                                                          Prevention Officer

                                American Partners Life                                    Money Laundering
                                Insurance Company                                         Prevention Officer

                                AMEX Assurance Company                                    Money Laundering
                                                                                          Prevention Officer

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable Corporation                                     Money Laundering
                                                                                          Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Money Laundering
                                                                                          Prevention Officer

                                IDS Insurance Agency of Utah Inc.                         Money Laundering
                                                                                          Prevention Officer

                                IDS Life Insurance Company                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Series Fund, Inc.                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Variable Annuity                                 Money Laundering
                                Funds A & B                                               Prevention Officer

                                IDS Management Corporation                                Money Laundering
                                                                                          Prevention Officer

                                IDS Partnership Services                                  Money Laundering
                                Corporation                                               Prevention Officer

                                IDS Property Casualty                                     Money Laundering
                                Insurance Company                                         Prevention Officer

                                IDS Realty Corporation                                    Money Laundering
                                                                                          Prevention Officer

                                Investors Syndicate                                       Money Laundering
                                Development Corporation                                   Prevention Officer

Lori J. Larson                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Field Force Growth Active &
Field Force Growth Active &                                                               Retention
Retention

Daniel E. Laufenberg            American Express Financial                                Vice President and Chief
Vice President and Chief        Advisors Inc.                                             U.S. Economist
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President and General
Vice President and General      Advisors Inc.                                             Manager Platinum Active
Manager Platinum Financial                                                                Financial Services
Services

Catherine M. Libbe              American Express                                          Vice President - Marketing & Product
Vice President -                Financial Advisors Inc.                                   Retirement Services
Marketing  & Product
Retirement Services

Diane D. Lyngstad               American Express Financial                                Vice President - Comp
Vice President - Comp           Advisors Inc.                                             and Licensing Services
and Licensing Services
                                American Express Client                                   Director, Vice President and Chief
                                Service Corporation                                       Financial Officer

Thomas A. Mahowald              American Express Financial                                Vice President - Equity Research
Vice President - Equity         Advisors Inc.
Research

Timothy J. Masek                American Express Financial                                Vice President - Fixed Income Research
Vice President - Fixed          Advisors Inc.
Income Research

Mark T. McGannon                American Express Financial                                Vice President and
Vice President and              Advisors Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                American Express                                          Vice President - Lead Financial
Vice President -                Financial Advisors Inc.                                   Officer Finance
Lead Financial Officer
Finance                         Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Quantitative Equity                              Vice President and Chief Financial
                                (General Partner) LLC                                     Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management Group Inc.                                     Officer

                                American Express                                          Vice President and Chief Financial
                                Certificate Company                                       Officer

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products

Penny J. Meier                  American Express                                          Vice President - Business
Vice President - Business       Financial Advisors Inc.                                   Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                American Express                                          Director
                                Trust Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Holly Morris                    American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Technologies
Technologies

Rebecca A. Nash                 American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Insurance

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Insurance

Roger Natarajan                 American Enterprise Life                                  Director
Vice President - Finance        Insurance Company

                                American Express Financial                                Vice President - Finance
                                Advisors Inc.

                                American Partners Life                                    Director
                                Insurance Company

                                IDS Life Insurance Company                                Director

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Paul Pearson
Vice President - SPS
and External Products

Kristi L. Petersen              American Express Asset                                    Vice President and Assistant Secretary
Vice President - SPS and        Management Group Inc.
External Products
                                American Express Financial                                Vice President - One Account
                                Advisors Inc.                                             and Cash

                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Futures Corporation                                   Director, President and Chief Executive
                                                                                          Officer

                                IDS Management Corporation                                Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Teresa J. Rasmussen             American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Centurion Life                                   Counsel and Assistant Secretary
                                Assurance Company

                                American Express Corporation                              Vice President

                                IDS Life Insurance Company                                Vice President, General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

                                American Partners                                         Vice President and General Counsel
                                Life Insurance Company

Lisa Reitsma
Vice President - Finance
Emerging Technologies

Mark A. Riordan                 American Express                                          Vice President - Finance
Vice President - Finance        Financial Advisors Inc.                                   Emerging Technologies
Emerging Technologies

ReBecca K. Roloff               American Express Financial                                Senior Vice President - GFS
Senior Vice President -         Advisors Inc.
GFS

Andrew C. Schell                American Express Financial                                Vice President - Strategy
Vice President - Strategy       Advisors Inc.                                             and Planning
and Planning

Gary A. Scott                   American Express                                          Vice President - Client Acquisition
Vice President -                Financial Advisors Inc.                                   Marketing and Services
Client Acquisition
Marketing and Services

Jacqueline M. Sinjem            American Express Financial                                Vice President - Plan Sponsor
Vice President - Plan           Advisors Inc.                                             Services
Sponsor Services
                                American Express Trust                                    Vice President
                                Company

Peter L. Slattery               Advisory Select LLC                                       President and Chief Operating
Vice President - Marketing                                                                Officer
Officer Development
                                American Express Asset                                    Senior Vice President
                                Management Group Inc.

                                IDS Futures Brokerage                                     General Manager and Director
                                Group

                                IDS Futures Corporation                                   Vice President and Treasurer

Bridget Sperl                   American Enterprise                                       Director, President and Chief
Senior Vice President -         Investment Services Inc.                                  Executive Officer
Client Service
Organization                    American Express Client                                   Director, Chairman of the Board;
                                Service Corporation                                       President and Chief Executive Officer

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company


Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Officer Development
Officer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Centurion Life                                   Vice President and Controller
Vice President -                Assurance Company
AEFA Controller
and Treasurer                   American Enterprise                                       Treasurer
                                Investment Services Inc.

                                American Enterprise Life                                  Vice President, Controller and
                                Insurance Company                                         Treasurer

                                American Express                                          Vice President - AEFA Controller
                                Financial Advisors Inc.                                   and Treasurer

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company of New York

Caroline Stockdale-Boon         American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Human Resources
Human Resources

Jeffrey J. Stremcha             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

John T. Sweeney                 American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer, Products Group
Financial Officer -
Products Group                  AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President and       Group Inc.
Chief Investment Officer
                                American Express Asset                                    Director and Chairman of the Board,
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing Group LLC                            Manager

George F. Tsafaridis            American Express                                          Vice President - Quality & Service
Vice President -                Financial Advisors Inc.                                   Support
Quality & Service Support

Ramanathan Venkataramana        American Express Financial                                Vice President - Technologies III
Vice President -                Advisors Inc.
Technologies III

Peter S. Velardi                American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Andrew O. Washburn              American Express                                          Vice President - Mutual Fund Marketing
Vice President -                Financial Advisors Inc.
Mutual Fund Marketing

Beth E. Weimer                  American Express Financial                                Vice President and Chief
Vice President and              Advisors Inc.                                             Compliance Officer
Chief Compliance Officer
                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                American Express Client                                   Chief Compliance Officer
                                Service Corporation

                                IDS Life Insurance Company                                Chief Compliance Officer

Jeffery A. Williams             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Dianne L. Wilson                American Express                                          Vice President - Insurance Operations
Vice President -                Financial Advisors Inc.
Insurance Operations
                                Amex Assurance Company                                    Director and Senior Vice President

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                AMEX Assurance Company                                    Director and Senior Vice President

                                IDS Property Casualty Company                             Director and Senior Vice President

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President and Senior       Management Group Inc.
Portfolio Manager
                                American Express Financial                                Vice President and Equity
                                Advisors Inc.                                             Senior Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 26. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General               None
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -                None
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief                 None
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service               None
                                                        Development

         Timothy V. Bechtold                            Vice President -                       None
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Chief        None
                                                        Financial Officer

         Walter S. Berman                               Director and Senior Vice President     None

         Robert C. Bloomer                              Vice President - Technologies III      None

         Leslie H. Bodell                               Vice President - Technologies I        None

         Rob Bohli                                      Group Vice President -                 None
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -                 None
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund           None
                                                        Business Development

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest       None

         Paul A. Connolly                               Vice President - RL HR/US Retail       None

         James M. Cracchiolo                            Director, Chairman of the Board        None
                                                        and Chief Executive Officer

         Colleen Curran                                 Vice President and                     None
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee              None
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -                 None
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial             None
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace              None
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior                None
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative              None
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage             None
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment            Treasurer
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -             None
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA            None
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -                 None
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -                 None
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -                       None
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income          None
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -                       None
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -                None
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -                 None
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -                 None
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third                 None
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I        None

         Diana R. Iannarone                             Group Vice President -                 None
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -                 None
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -                       None
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -                 None
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy Jones                                    Vice President - Advisor               None
                                                        Marketing

         William A. Jones                               Vice President - Technologies III      None

         John C. Junek                                  Senior Vice President and              None
                                                        General Counsel

         Ora J. Kaine                                   Vice President -                       None
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -                None
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic             None
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention            Non
                                                        Officer

         Mitre Kutanovski                               Group Vice President -                 None
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor               None
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President and Chief               None
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General               None
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing             None
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Comp and              None
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research       None

         Timothy J. Masek                               Vice President -                       None
                                                        Fixed Income Research

         Mark T. McGannon                               Vice President and General             None
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President - LFO Finance           None

         Dean O. McGill                                 Group Vice President -                 None
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and           None
                                                        Brokerage Products

         Penny Meier                                    Vice President - Business              None
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and              President
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -                None
                                                        Technologies

         Rebecca Nash                                   Vice President - Service               Non
                                                        Operations

         Roger Natarajan                                Vice President - Finance               None

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -                 None
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage             None

         Michael J. O'Keefe                             Vice President -                       None
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - ONE Account           None
                                                        and Cash

         John G. Poole                                  Group Vice President -                 None
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -                 None
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and                     None
                                                        Assistant General Counsel


         Michael J. Rearden                             Group Vice President -                 None
                                                        Southern Florida

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -                None
                                                        GFS

         Maximillian G. Roth                            Group Vice President -                 None
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy              None
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -                None
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client                None
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan                  None
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -                 None
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -                None
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -                       None
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller       None
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -                None
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I        None

         John T. Sweeney                                Vice President - Lead Financial        None
                                                        Officer, Products Group

         Joe Sweeney                                    Senior Vice President,                 None
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -                Board member and
                                                        Chief Investment Officer               Vice President

         George F. Tsafaridis                           Vice President - Quality &             None
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III      None

         Peter S. Velardi                               Senior Vice President -                None
                                                        Field Management

         Andrew O. Washburn                             Vice President -                       None
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and                     None
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance               None

         Jeffrey A. Williams                            Senior Vice President -                None
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -                None
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance             None
                                                        Operations

         Gayle W. Winfree                               Group Vice President -                 None
                                                        Delta States

         Michael D. Wolf                                Vice President - Equity Senior         None
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk      None
                                                        Management

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 26 (c).   Not Applicable.

Item 27.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 28.       Management Services

               Not Applicable.

Item 29.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP High Yield Income Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485 (b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on the 29th day of July, 2004.


AXP HIGH YIELD INCOME SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer



Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of July, 2004.

Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors' Power of Attorney dated July 7, 2004, filed electronically as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 2-86637, by:



/s/  Leslie L. Ogg
---------------------
     Leslie L. Ogg

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, INCOME TRUST consents to the filing of this Amendment to the Registration Statement of AXP High Yield Income Series, Inc. signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on the 29th day of July, 2004.


INCOME TRUST


By /s/ Paula R. Meyer
   ----------------------
       Paula R. Meyer, President



By /s/ Jeffrey P. Fox
   ----------------------
       Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of July, 2004.

Signature                                           Capacity


/s/  Arne H. Carlson**                              Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.**                       Trustee
--------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone**                            Trustee
-----------------------
     Livio D. DeSimone

/s/  Anne P. Jones**                                Trustee
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.**                        Trustee
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan K. Simpson**                              Trustee
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby**                         Trustee
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott**                          Trustee
-------------------------
     William F. Truscott


** Signed pursuant to Trustees' Power of Attorney dated Jan. 7, 2004, filed electronically as Exhibit (q)(4) to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 2-86637, by:



/s/  Leslie L. Ogg
---------------------
     Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 39 TO REGISTRATION STATEMENT No. 2-86637

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.


Part A.

     Prospectus for AXP High Yield Bond Fund.
     Class I Prospectus supplement for AXP High Yield Bond Fund.

Part B.

     Statement of Additional Information for AXP High Yield Bond Fund. Financial Statements for AXP High Yield Bond Fund.

Part C.

     Other information.


The signatures.